UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais

Aspiriant Trust
11100 Santa Monica Boulevard Suite 600
Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 29

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

Each a series of Aspiriant Trust

Annual Report

February 29, 2016

ASPIRIANT TRUST

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of $10,000 Investment and Performance	8
Summary of Investments	11
Schedules of Investments	13
Statements of Assets and Liabilities.	49
Statements of Operations	51
Statements of Changes in Net Assets	52
Financial Highlights	54
Notes to Financial Statements	57
Report of Independent Registered Public Accounting Firm	73
Other Information	74
Expense Examples	77
Trustees and Officers	78

2

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

LETTER TO SHAREHOLDERS

February 29, 2016

The Aspiriant Risk-Managed Global Equity Fund (“RMEAX”) returned -7.33% for the fiscal year ended February 29, 2016. Over the same period, RMEAX’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned -12.32%. Broad equity markets were negative for the one-year period ended February 29, 2016 with international markets returns facing the head wind of a continuing rising dollar.

Overall, RMEAX performed as expected. An increased level of volatility in the third calendar quarter and beginning of 2016 demonstrated the benefits of the low volatility strategies. During the fourth quarter, RMEAX’s performance lagged the markets as they rallied sharply off the third quarter lows and the “tail risk” hedging strategy dragged on performance. During the year, Equity Investment Corporation was added as a new sub-adviser to RMEAX. RMEAX also added two ETFs, iShares MSCI All Country World Minimum Volatility ETF and iShares MSCI Emerging Markets Minimum Volatility ETF, to provide low cost minimum volatility strategies.

All of the sub-advisers and underlying funds outperformed the Benchmark for the fiscal year, with the low volatility strategies providing the majority of the outperformance and the top-down strategy, using AQR’s international enhanced strategy plus the tail-risk hedging strategy, being mildly additive.

On February 1, 2016, RMEAX’s investment strategy changed to eliminate the “tail risk” hedging strategy. The strategy had not performed as we had hoped and was expensive to implement. We believe that the direction of adding funds or sub-advisers that implement low-volatility and risk-managed approaches will provide a similar return at a lower cost than the strategy implemented with the tail-risk hedging.

Looking forward, we see equity valuations as fully valued with little upside, and as a result, we expect lower returns with higher degrees of volatility. We believe RMEAX is designed to allow investors to remain invested in global equity markets through this type of environment.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, investing in smaller companies with limited resources, foreign securities and currencies, emerging markets, derivatives and illiquid investments, and use of predictive models. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds.

Foreign securities have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

3

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2016

The Fund may invest in derivatives which can be highly volatile, illiquid, difficult to value, and changes in the value of a derivative may not correlate with the underlying securities or other securities held directly by the Fund. Such risks include losses which, as a result of leverage, can be substantially greater than the derivatives’ original cost. There is also a possibility that derivatives may not perform as intended which can reduce opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It is not possible to invest directly in an index.

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS

February 29, 2016

The Aspiriant Risk-Managed Municipal Bond Fund (“RMMBX”), formerly the Aspiriant Income Opportunities Fund, commenced operations on July 1, 2015, and returned 3.86% for the period ended February 29, 2016. Over the same period, RMMBX’s benchmark, the Barclays Capital 1-15 Year Municipal Bond Index (the “Benchmark”), returned 4.05%.

RMMBX converted from a private fund to a mutual fund on July 1, 2015. Since the conversion, RMMBX has added two mutual funds managed by The Vanguard Group, Inc. Those mutual funds are the Vanguard Intermediate-Term Tax-Exempt Fund and the Vanguard Limited-Term Tax Exempt Fund. By adding these investments, RMMBX could serve as an investor’s core tax-exempt vehicle.

Individual state revenues have continued to improve as domestic expansion has continued to chug along. This has helped the creditworthiness among most issuers of municipal debt and thus returns of the municipal market.

Performance benefited from an overweight to high-yield municipal bonds which have continued to outperform investment grade municipal bonds. Performance versus the Benchmark was hurt by the investment in the Vanguard Limited-Term Tax Exempt Fund which has a shorter duration and yield compared to the Benchmark.

Looking forward, RMMBX’s current allocation reflects an overall defensive posture, but with a slight overweight to high yield reflecting our belief that the moderate economic expansion in the United States will continue.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk.

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2016

Investing in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk due to the inherent risks associated with political, social, and economic development abroad and different legal, regulatory, and tax environments. A strong U.S. dollar relative to other currencies will adversely affect the value of the Fund’s portfolio.

Income may be subject to the alternative minimum tax.

These and other risk considerations, such as preferred securities, call, income, municipal lease obligations, political and economic, and zero coupon bond risks, are described in detail in the Fund’s prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The Barclays Capital 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities between one and 15 years.

6

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS

February 29, 2016

The Aspiriant Defensive Allocation Fund (“RMDFX”) commenced operations on December 14, 2015, and returned -2.30% for the period ended February 29, 2016. Over the same period, RMDFX’s benchmark, the HFRI Fund of Funds Composite Index, returned -4.26%.

RMDFX seeks to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indices.

Since the inception of RMDFX, equity markets have generally been negative, characterized by the MSCI ACWI Index return of -4.76%. RMDFX’s investment in Core Diversifiers, which are global asset allocation strategies that invest across the full risk spectrum and tend to hold long-only positions, have been negatively impacted by the general decline in equity markets. These strategies detracted from RMDFX’s performance during the period. For the period, investments in the FPA Crescent Fund, GMO Benchmark-Free Allocation Fund and JPMorgan Global Allocation Fund returned -4.76%, -4.24% and -4.23%, respectively.

RMDFX invests in Alternative Diversifiers, which are investments in strategies that exhibit less systematic risk and with historical returns that are less correlated to movements in the equity and bond markets. Several of the strategies that have less correlation contributed to the Fund’s performance during the period. For the period, investments in the AQR Managed Futures Strategy Fund, ASG Managed Futures Strategy Fund and The Arbitrage Fund returned 4.32%, 8.41% and 1.48%, respectively.

Looking forward, RMDFX’s current allocation reflects a more defensive posture as we anticipate lower returns across most asset classes but with higher market volatility than the recent past.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same economic or market events.

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

February 29, 2016

The Fund may invest in derivatives which can be highly volatile, illiquid, and difficult to value. The use of derivatives and leverage could accelerate losses to the Fund. Losses may be substantially greater than the original amount invested. There is also a possibility that derivatives may not perform as intended which can reduce the opportunity for gain or result in losses by offsetting positive returns in other securities the Fund owns.

The Fund is exposed to the principal risks of the underlying funds in which it invests. These risks include alternative strategies risk, commodity risk, counterparty risk, credit risk, derivatives risk, floating rate loss risk, foreign securities and currencies risk, liquidity risk, market risk, REIT and real estate risk, short sale risk, and small and mid-cap company risk. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

8

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2016 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

	Annualized
Total Returns as of February 29, 2016	1 Year	Since Inception*
Aspiriant Risk-Managed Global Equity Fund
Advisor Shares	(7.33)%	7.37%
MSCI ACWI All Cap Index (1)	(12.24)%	10.65%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through February 29, 2016.

(1)

The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

9

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2016 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Annualized
Total Returns as of February 29, 2016	Since Inception*
Aspiriant Risk-Managed Municipal Fund	3.86%
Barclays 1-15 Yr. Municipal Index (1)	4.05%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through February 29, 2016.

(1)	The Barclays Capital 1-15 Year Municipal Bond Index measures the performance of municipal bonds with maturities between one and 15 years.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

10

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

February 29, 2016 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Annualized
Total Returns as of February 29, 2016	Since Inception*
Aspiriant Defensive Allocation Fund	(2.30)%
HFRI Fund of Funds Composite Index (1)	(4.00)%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through February 29, 2016.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced Index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

11

Aspiriant Risk-Managed Global Equity Fund

SUMMARY OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stock
Financials	13.2%
Consumer Staples	8.3%
Consumer Discretionary	7.9%
Health Care	7.8%
Technology	6.2%
Communications	4.1%
Energy	2.6%
Utilities	2.1%
Industrials	2.0%
Materials	1.7%
Total Common Stock	55.9%
Open-End Mutual Fund	15.7%
Exchange Traded Fund	12.2%
Preferred Stock
Consumer Discretionary	0.1%
Industrials	0.0%
Total Preferred Stock	0.1%
Short-Term Investments	16.5%
Total Investments	100.4%
Liabilities less other assets	(0.4%)
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

12

Aspiriant Risk-Managed Municipal Bond Fund

SUMMARY OF INVESTMENTS

As of February 29, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bond
Airport	1.3%
Development	8.0%
Education	4.4%
Facilities	1.7%
General	10.8%
Housing	1.3%
Medical	12.4%
Mello-Roos	1.1%
Pollution	0.8%
Power	0.7%
Transportation	3.0%
Utilities	0.1%
Water	1.4%
Other	8.7%
Total Municipal Bond	55.7%
Closed-End Mutual Fund	1.4%
Open-End Mutual Fund	27.8%
Limited Partnership	0.1%
Short-Term Investments	11.3%
Total Investments	96.3%
Other assets less liabilities	3.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK — 55.9%
	AUSTRALIA — 1.0%
3,642	1-Page Ltd.*	$6,598
11,730	Altium Ltd.	46,866
16,883	AMP Ltd.	63,903
14,778	APN News & Media Ltd.*	6,248
350	ASX Ltd.	10,474
6,381	Austal Ltd.	6,284
6,415	Australia & New Zealand Banking Group Ltd.	102,340
17,035	Australian Pharmaceutical Industries Ltd.	23,592
2,079	Aveo Group	4,690
35,991	Beach Energy Ltd.	13,479
10,306	Bendigo and Adelaide Bank Ltd.[1]	62,771
12,805	BHP Billiton Ltd.	144,382
30,003	Boral Ltd.	124,681
2,546	Broadspectrum Ltd.*	2,091
3,275	BWP Trust	7,556
1,234	Caltex Australia Ltd.	32,052
7,113	CIMIC Group Ltd.	159,733
883	Computershare Ltd.[1]	5,718
5,275	CSR Ltd.	11,115
5,048	Dexus Property Group - REIT	27,051
133,708	Dick Smith Holdings Ltd.	33,879
10,237	Downer EDI Ltd.	24,240
7,965	Fairfax Media Ltd.	4,363
3,268	Flight Centre Travel Group Ltd.	96,146
9,542	Goodman Group - REIT	44,026
9,203	GPT Group - REIT	32,228
19,603	Harvey Norman Holdings Ltd.	66,682
5,072	Investa Office Fund - REIT	14,329
1,475	JB Hi-Fi Ltd.	23,247
4,791	Lend Lease Group	44,412
4,569	Macquarie Group Ltd.	208,735
1,685	Mantra Group Ltd.	5,073
4,666	Metals X Ltd.	3,121
20,198	Mirvac Group - REIT	26,293
30,021	National Australia Bank Ltd.	516,369
7,092	Newcrest Mining Ltd.*	89,035
5,098	Northern Star Resources Ltd.	14,232
3,104	Nufarm Ltd.	15,111
9,221	OZ Minerals Ltd.	33,048
99,628	Pacific Brands Ltd.*	64,522

Number of Shares		Value
	COMMON STOCK (Continued)
	AUSTRALIA (Continued)
12,344	Programmed Maintenance Services Ltd.	$11,517
224,740	Qantas Airways Ltd.	617,334
13,100	QBE Insurance Group Ltd.	98,442
1,905	Rio Tinto Ltd.[1]	54,658
862	Sandfire Resources NL	3,486
48,688	Santos Ltd.	113,820
25,068	Scentre Group - REIT	77,941
918	Sirtex Medical Ltd.	20,885
29,285	Slater & Gordon Ltd.[1]	12,079
4,683	Southern Cross Media Group Ltd.	3,615
10,681	Spark Infrastructure Group	15,891
2,318	St Barbara Ltd.*	3,114
3,156	Star Entertainment Group Ltd.	11,709
12,704	Stockland - REIT	37,702
46,261	Tabcorp Holdings Ltd.	141,330
3,635	Tassal Group Ltd.	9,945
52,595	Telstra Corp. Ltd.	196,606
9,662	Vicinity Centers - REIT	21,391
1,691	Virtus Health Ltd.	7,241
9,438	Westfield Corp. - REIT	67,123
6,886	Westpac Banking Corp.	140,838
		3,887,382
	AUSTRIA — 0.0%
2,968	Austria Technologie & Systemtechnik A.G.	42,179
499	BUWOG A.G.	10,291
814	CA Immobilien Anlagen A.G.	13,819
506	Conwert Immobilien Invest S.E.*	7,071
118	DO & CO A.G.	12,622
5,019	IMMOFINANZ A.G.*	10,208
		96,190
	BELGIUM — 0.3%
145	Ackermans & van Haaren N.V.	19,114
2,388	Ageas	88,107
36,220	AGFA-Gevaert N.V.*	133,503
215	Befimmo S.A. - REIT	12,002
113	Cofinimmo - REIT	12,392
431	Delhaize Group S.A.	43,585
246	Groupe Bruxelles Lambert S.A.	18,769
371	Ion Beam Applications	14,939
173	KBC Ancora	5,510

14

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	BELGIUM (Continued)
6,540	KBC Groep N.V.	$346,331
370	Ontex Group N.V.*	13,011
12,257	Proximus SADP	385,695
121	Warehouses De Pauw CVA - REIT	10,237
		1,103,195
	BERMUDA — 1.4%
1,592	African Minerals Ltd.*	—
11,359	Arch Capital Group Ltd.*	771,730
166	Argo Group International Holdings Ltd.	9,251
1,545	Aspen Insurance Holdings Ltd.	69,046
3,152	Assured Guaranty Ltd.	78,201
2,458	Axis Capital Holdings Ltd.	132,019
7,000	Biosensors International Group Ltd.*	4,081
3,430	Bunge Ltd.[2]	170,540
1,000	Cheung Kong Infrastructure Holdings Ltd.[1]	10,198
126,000	China Soft Power Technology Holdings Ltd.*	6,315
10,040	Endurance Specialty Holdings Ltd.	625,191
3,865	Everest Re Group Ltd.	719,392
28,000	Giordano International Ltd.	10,515
5,144	Gulf Keystone Petroleum Ltd.*	997
16,000	Haitong International Securities Group Ltd.	7,486
1,000	Helen of Troy Ltd.*	95,360
162,814	iOne Holdings Ltd.*	3,978
10,500	Kerry Properties Ltd.	24,628
11,272	Maiden Holdings Ltd.[1]	134,926
53,358	Marvell Technology Group Ltd.[2]	509,569
3,000	NWS Holdings Ltd.	4,254
2,167	OneBeacon Insurance Group Ltd. - Class A	27,976
1,619	PartnerRe Ltd.	227,097
7,321	RenaissanceRe Holdings Ltd.	828,737
12,000	SmarTone Telecommunications Holdings Ltd.	19,750
10,000	Texwinca Holdings Ltd.	9,516
7,909	Validus Holdings Ltd.	355,193
17	White Mountains Insurance Group Ltd.	13,037
79,000	Yue Yuen Industrial Holdings Ltd.	280,854
		5,149,837

Number of Shares		Value
	COMMON STOCK (Continued)
	BRAZIL — 0.1%
9,500	Banco do Brasil S.A. - ADR	$32,015
25,658	Telefonica Brasil S.A. - ADR	245,804
		277,819
	CANADA — 1.6%
4,984	Agnico Eagle Mines Ltd.[1]	175,437
900	Agrium, Inc.	77,501
1,871	Alacer Gold Corp.*	3,748
11,115	Alimentation Couche-Tard, Inc. - Class B	502,927
200	Allied Properties Real Estate Investment Trust - REIT	4,665
900	Artis Real Estate Investment Trust - REIT	8,248
5,300	B2Gold Corp.*	5,915
43,680	Bank of Nova Scotia	1,748,608
42,093	Bankers Petroleum Ltd.*	28,311
11,621	Bird Construction, Inc.	101,780
8,904	BlackBerry Ltd.*[1]	69,495
300	Boardwalk Real Estate Investment Trust - REIT	10,976
4,650	Brookfield Asset Management, Inc. - Class A1 2	142,731
1,107	BRP, Inc.*	13,484
26,003	Cameco Corp.	314,803
500	Canadian Apartment Properties REIT	10,595
1,686	Canadian Imperial Bank of Commerce1 2	112,088
317	Canadian National Railway Co.	18,415
200	Canadian Real Estate Investment Trust - REIT	6,140
316	Canam Group, Inc.	2,959
4,155	Cascades, Inc.	30,249
1,006	Celestica, Inc.*	10,357
5,905	Cenovus Energy, Inc.	67,560
7,166	Centerra Gold, Inc.	39,405
3,482	CGI Group, Inc.*	145,688
1,100	Chartwell Retirement Residences - REIT	10,537
200	Colliers International Group, Inc.	6,874
800	Cominar Real Estate Investment Trust - REIT	9,035
668	Concordia Healthcare Corp.[1]	19,457
1,050	Constellation Software, Inc.	438,098

15

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
1,200	Crescent Point Energy Corp.[1]	$14,625
1,100	Detour Gold Corp.*	17,325
3,097	Dollarama, Inc.	180,281
254	Dominion Diamond Corp.	2,670
300	Dream Office Real Estate Investment Trust - REIT	4,381
6,521	Eldorado Gold Corp.	19,563
448	Enghouse Systems Ltd.	18,152
564	Exco Technologies Ltd.	6,511
223	Fairfax Financial Holdings Ltd.*	117,893
200	Gluskin Sheff + Associates, Inc.	2,704
300	Granite Real Estate Investment Trust - REIT	8,481
458	Great Canadian Gaming Corp.*	6,300
600	Great-West Lifeco, Inc.	15,521
800	H&R Real Estate Investment Trust - REIT	11,104
11,819	Horizon North Logistics, Inc.	10,133
573	Industrial Alliance Insurance & Financial Services, Inc.	15,403
5,422	Just Energy Group, Inc.[1]	31,739
585	Kinaxis, Inc.*	17,035
900	Labrador Iron Ore Royalty Corp.	6,692
3,586	Lake Shore Gold Corp.*	4,824
6,016	Magna International, Inc.	233,537
100	Manitoba Telecom Services, Inc.	2,493
600	Maple Leaf Foods, Inc.	10,115
5,879	Martinrea International, Inc.	38,237
493	Medical Facilities Corp.	5,331
829	Metro, Inc.	26,494
1,674	Nevsun Resources Ltd.	5,444
1,478	New Flyer Industries, Inc.	28,282
3,499	Newalta Corp.	7,034
540	North West Co., Inc.	12,524
2,248	Northern Blizzard Resources Inc.	5,981
1,040	OceanaGold Corp.	2,875
22,852	Pacific Exploration and Production Corp.*	22,464
5,111	Pengrowth Energy Corp.	3,815
1,100	Power Corp. of Canada	23,902
542	Progressive Waste Solutions Ltd.	16,196

Number of Shares		Value
	COMMON STOCK (Continued)
	CANADA (Continued)
1,200	RioCan Real Estate Investment Trust - REIT	$22,741
446	Ritchie Bros Auctioneers, Inc.[1]	10,674
2,100	Rogers Communications, Inc. - Class B	77,729
563	RONA, Inc.	9,812
11,540	Sandvine Corp.	25,332
310	Sienna Senior Living, Inc.	3,696
3,129	Silver Standard Resources, Inc.*	18,131
20,144	Suncor Energy, Inc.[1]	492,508
700	Tahoe Resources, Inc.[1]	6,472
1,197	Thomson Reuters Corp.	43,855
2,056	Transcontinental, Inc. - Class A	29,176
12,064	Ultra Petroleum Corp.*[2]	4,295
600	Uranium Participation Corp.*	2,182
1,300	Valeant Pharmaceuticals International, Inc.*	90,789
4,246	West Fraser Timber Co., Ltd.	131,271
400	Westshore Terminals Investment Corp.	4,304
94	Winpak Ltd.	3,098
		6,068,212
	CAYMAN ISLANDS — 0.4%
1,000	ASM Pacific Technology Ltd.[1]	8,018
91,466	Cheung Kong Property Holdings Ltd	467,617
79,098	CK Hutchison Holdings Ltd.	953,674
1,994	Fabrinet*	56,929
1,875	Fresh Del Monte Produce, Inc.	75,206
2,170,000	Hang Fat Ginseng Holdings Co., Ltd.	13,389
192	Herbalife Ltd.*1 2	10,512
50,000	IGG, Inc.	21,346
1,324	Phoenix Group Holdings	15,596
9,000	SITC International Holdings Co., Ltd.	4,029
26,000	United Laboratories International Holdings Ltd.*	9,457
26,000	Xinyi Glass Holdings Ltd.[1]	13,730
		1,649,503
	CHILE — 0.2%
2,272	Banco de Chile - ADR	138,274
6,357	Cia Cervecerias Unidas S.A. - ADR	124,025
42,388	Enersis Americas S.A. - ADR	535,784
		798,083

16

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	CHINA — 0.4%
1,442,000	Bank of China Ltd. - Class H	$541,211
57,330	China Construction Bank Corp. - ADR	666,175
1,659	China Telecom Corp. Ltd. - ADR	80,826
		1,288,212
	CURACAO — 0.0%
3,093	Orthofix International N.V.*	118,802

	DENMARK — 0.4%
1,600	AP Moeller - Maersk A/S - ADR[1]	10,560
2	AP Moeller - Maersk A/S - Class B	2,628
798	Bang & Olufsen A/S*	8,081
95	Bavarian Nordic A/S*	3,892
3,145	DFDS A/S	112,540
509	Genmab A/S*	62,227
2,265	Novo Nordisk A/S - ADR	116,421
3,940	Novo Nordisk A/S - Class B	202,850
5,218	Pandora A/S	658,710
1,139	Schouw & Co.	68,688
108	SimCorp A/S	4,874
5,407	Vestas Wind Systems A/S	364,615
		1,616,086
	FAROE ISLANDS — 0.0%
1,560	Bakkafrost P/F	55,737

	FINLAND — 0.2%
4,653	Caverion Corp.	41,727
2,444	Citycon OYJ	5,666
550	Elisa OYJ	19,598
14,305	Metsa Board OYJ	86,584
15,692	Nokia OYJ	95,049
1,555	Nokian Renkaat OYJ	50,970
9,165	Orion OYJ - Class B	309,656
2,500	Sponda OYJ	10,163
9,170	Stora Enso OYJ - R Shares	75,500
478	Tieto OYJ	12,484
8,226	UPM-Kymmene OYJ	139,148
684	YIT OYJ	3,746
		850,291

Number of Shares		Value
	COMMON STOCK (Continued)
	FRANCE — 1.5%
409	Alten S.A.	$23,559
285	Altran Technologies S.A.	3,393
203	Atos S.E.	14,786
22,452	AXA S.A.	493,642
780	Boiron S.A.	60,151
3,673	Cap Gemini S.A.	305,162
1,656	Cie Generale des Etablissements Michelin	149,381
33,561	Derichebourg S.A.	95,851
805	Faurecia	27,310
345	Groupe Fnac*	22,969
840	Guerbet*	67,275
891	Ipsen S.A.	51,285
769	Klepierre - REIT	32,019
2,639	L'Oreal S.A.	444,170
3,180	Lagardere SCA	91,697
1,359	Marie Brizard Wine & Spirits*	26,508
322	Mercialys S.A. - REIT	7,080
246	Nexity S.A.	11,356
710	Numericable Group S.A.	25,906
15,875	Orange S.A.	274,962
255	Pernod Ricard S.A.	27,125
42,349	Peugeot S.A.*	635,386
1,952	Renault S.A.	177,992
11,032	Sanofi	874,157
4,008	Sanofi - ADR	158,516
2,073	SCOR S.E.	72,503
1,243	Societe BIC S.A.	172,402
11,449	Societe Generale S.A.	402,100
1,252	Technicolor S.A.	7,598
399	Teleperformance	30,804
729	Thales S.A.	57,884
4,526	Total S.A.	202,857
172	Trigano S.A.	9,980
1,013	UBISOFT Entertainment*	28,983
587	Unibail-Rodamco S.E. - REIT	146,047
1,729	Valeo S.A.	239,038
3,035	Veolia Environnement S.A.	68,538
3,504	Vinci S.A.	242,026
		5,782,398

17

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY — 1.3%
4,727	ADVA Optical Networking S.E.*	$48,850
1,674	Allianz S.E.	248,299
11,830	Allianz S.E. - ADR	175,202
763	Alstria Office REIT A.G. - REIT	9,624
1,152	Aurubis A.G.	51,980
1,056	Bayer A.G.	109,473
95	Bechtle A.G.*	8,096
477	Continental A.G.	94,941
1,429	Daimler A.G.	97,225
474	Deutsche Boerse A.G.	38,972
242	Deutsche Euroshop A.G.	10,200
9,951	Deutsche Lufthansa A.G.*	148,190
3,499	Deutsche Post A.G.	82,955
7,082	Deutsche Telekom A.G.	118,461
185	Duerr A.G.	10,940
3,540	Evonik Industries A.G.	106,348
830	Evotec A.G.*	2,838
2,799	Freenet A.G.	83,157
2,188	Fresenius S.E. & Co. KGaA	143,711
688	Gerresheimer A.G.	48,950
1,213	GFT Technologies S.E.	30,728
415	Hamborner REIT A.G. - REIT	4,223
5,944	Hannover Rueck S.E.	610,030
4,557	Infineon Technologies A.G.	55,310
1,995	K+S A.G.	41,702
134	KION Group A.G.	6,659
491	Krones A.G.	52,573
304	LEG Immobilien A.G.	24,847
8,397	Merck KGaA	711,704
4,263	METRO A.G.	104,323
3,071	Muenchener Rueckversicherungs-Gesellschaft A.G.	602,825
410	Nordex S.E.*	11,902
10,282	OSRAM Licht A.G.	480,358
390	PATRIZIA Immobilien A.G.*	9,147
5,890	ProSiebenSat.1 Media A.G.	301,055
195	Rheinmetall A.G.	13,850
519	SAP S.E.	39,134
161	Stroeer SE & Co. KGaA[1]	9,287
4,237	United Internet A.G.	206,325
2,001	Vonovia S.E.	62,149

Number of Shares		Value
	COMMON STOCK (Continued)
	GERMANY (Continued)
191	XING A.G.	$32,055
		5,048,598
	GUERNSEY — 0.5%
30,458	Amdocs Ltd.	1,728,796

	HONG KONG — 0.4%
52,652	AIA Group Ltd.	268,805
15,000	Champion REIT	7,289
12,693	China Unicom Hong Kong Ltd. - ADR	146,477
8,000	CLP Holdings Ltd.	69,740
6,000	Galaxy Entertainment Group Ltd.[1]	20,127
30,000	Hong Kong & China Gas Co., Ltd.[1]	52,724
3,400	Hong Kong Exchanges and Clearing Ltd.[1]	73,783
2,500	Hopewell Holdings Ltd.	7,679
14,500	Link REIT	81,716
30,000	New World Development Co., Ltd.	25,142
8,000	PCCW Ltd.[1]	5,081
5,500	Power Assets Holdings Ltd.[1]	52,090
60,000	Shun Tak Holdings Ltd.	18,725
126,000	Sino Land Co., Ltd.	174,839
37,000	Sun Hung Kai Properties Ltd.	414,782
12,000	Techtronic Industries Co., Ltd.	45,845
1,300	Television Broadcasts Ltd.[1]	5,113
		1,469,957
	INDIA — 0.1%
12,835	Infosys Ltd. - ADR	215,885

	INDONESIA — 0.0%
2,814	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	138,027

	IRELAND — 0.8%
2,353	Accenture PLC - Class A	235,912
1,127	Allergan PLC*	326,954
237	Fleetmatics Group PLC*[2]	8,558
12,094	Greencore Group PLC	63,801
2,472	Horizon Pharma PLC*1 2	42,420
7,533	Mallinckrodt PLC*[2]	489,871
25,224	Medtronic PLC	1,952,085
7,135	UDG Healthcare PLC	55,404
		3,175,005

18

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	ISLE OF MAN — 0.0%
1,401	Paysafe Group PLC*	$7,706
6,132	Playtech PLC	71,914
		79,620
	ISRAEL — 0.2%
722	Alony Hetz Properties & Investments Ltd. - REIT	5,185
363	B Communications Ltd.	9,988
2,269	Elbit Systems Ltd.	187,805
763	Gazit-Globe Ltd.	5,978
151	Melisron Ltd.	4,921
116	Mellanox Technologies Ltd.*	5,894
2,045	NICE-Systems Ltd. - ADR	122,536
9,862	Teva Pharmaceutical Industries Ltd. - ADR	548,327
		890,634
	ITALY — 0.4%
1,517	Banca IFIS S.p.A.	44,179
7,835	Banca Popolare di Milano Scarl	5,389
6,991	Banco Popolare SC*	57,076
8,185	Beni Stabili S.p.A. SIIQ - REIT	5,241
2,531	Brembo S.p.A.	104,330
625	DiaSorin S.p.A.	32,987
967	Engineering S.p.A.	68,606
1,041	Eni S.p.A.	14,558
2,155	Esprinet S.p.A.	19,376
13,403	Finmeccanica S.p.A.*	137,931
125,036	Intesa Sanpaolo S.p.A.	315,825
1,055	Italcementi S.p.A.	11,844
662	La Doria S.p.A.	9,204
1,737	Luxottica Group S.p.A.	99,156
20,911	Mediobanca S.p.A.	141,310
17,591	Prysmian S.p.A.	357,057
3,980	Recordati S.p.A.	95,698
272	Reply S.p.A.*	33,071
		1,552,838
	JAPAN — 5.9%
4	Activia Properties, Inc. - REIT	21,486
2,000	Adastria Holdings Co., Ltd.	51,862
300	ADEKA Corp.	3,974
8	Advance Residence Investment Corp. - REIT	19,279
300	Aeon Mall Co., Ltd.	4,252

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
9	AEON REIT Investment Corp. - REIT	$10,215
700	AIN Holdings, Inc.	31,795
1,200	Alfresa Holdings Corp.	21,709
1,500	Alpine Electronics, Inc.	16,944
9,700	Alps Electric Co., Ltd.	159,182
34,000	ANA Holdings, Inc.	96,165
700	Aoyama Trading Co., Ltd.	25,850
38,500	Astellas Pharma, Inc.	553,933
18,000	Bank of Yokohama Ltd.	81,615
20,600	Bridgestone Corp.	721,239
3,000	Calsonic Kansei Corp.	22,020
67	Canon, Inc.	1,888
2,256	Canon, Inc. - ADR	63,619
600	Central Japan Railway Co.	107,350
100	Century Tokyo Leasing Corp.	3,412
300	Chiyoda Integre Co., Ltd.	6,769
1,100	Cocokara fine, Inc.	45,551
4	Comforia Residential REIT, Inc. - REIT	8,080
4,500	CREATE SD HOLDINGS Co., Ltd.	99,921
800	CROOZ, Inc.	15,805
13,200	Dai-ichi Life Insurance Co., Ltd.	159,775
19,000	Daicel Corp.	242,439
26	Daihatsu Motor Co., Ltd.	361
7,800	Daiichi Sankyo Co., Ltd.	162,853
200	Daiichikosho Co., Ltd.	8,365
1,200	Daikyonishikawa Corp.	17,511
200	Daito Trust Construction Co., Ltd.	27,088
1,000	Daiwa House Industry Co., Ltd.	27,367
3	Daiwa House REIT Investment Corp. - REIT	12,097
6	Daiwa House Residential Investment Corp. - REIT	12,497
2	Daiwa Office Investment Corp. - REIT	12,836
11,000	Daiwa Securities Group, Inc.	64,931
4,600	Denso Corp.	170,544
400	Dentsu, Inc.	18,592
300	Descente Ltd.	4,477
3,200	Dip Corp.	60,127
3,100	DTS Corp.	57,940
2,000	Eighteenth Bank Ltd.	4,483
1,200	Eisai Co., Ltd.	73,965
400	en-japan, Inc.	11,439

19

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
1,000	Ezaki Glico Co., Ltd.	$53,410
1,300	FANUC Corp.	190,892
600	Foster Electric Co., Ltd.	11,362
3	Frontier Real Estate Investment Corp. - REIT	13,719
11,100	Fuji Heavy Industries Ltd.	363,157
800	Fujicco Co., Ltd.	15,991
14,600	FUJIFILM Holdings Corp.	547,211
1,000	Fujitsu General Ltd.	13,626
2,000	Fukuda Corp.	16,009
5	Fukuoka REIT Corp. - REIT	8,606
800	Funai Soken Holdings, Inc.	10,604
100	Fuyo General Lease Co., Ltd.	4,243
300	G-Tekt Corp.	3,233
2,100	Geo Holdings Corp.	31,380
14	GLP J-Reit - REIT	14,915
3,000	Hachijuni Bank Ltd.	13,760
2,000	Hakuhodo DY Holdings, Inc.	22,598
1,500	Haseko Corp.*	12,982
500	HIS Co., Ltd.	14,211
500	Hitachi Transport System Ltd.	7,250
21,000	Hokuhoku Financial Group, Inc.	31,257
40,875	Honda Motor Co., Ltd. - ADR	1,050,896
6,500	Hoya Corp.	234,889
700	Hulic Co., Ltd.	6,207
6	Hulic Reit, Inc. - REIT	9,660
2,000	Hyakugo Bank Ltd.	7,211
1,000	Hyakujushi Bank Ltd.	2,825
480	Iida Group Holdings Co., Ltd.	8,786
2	Industrial & Infrastructure Fund Investment Corp. - REIT	9,394
600	Information Services International-Dentsu Ltd.	11,381
16	Invincible Investment Corp. - REIT	10,521
17,000	Isuzu Motors Ltd.	170,079
300	IT Holdings Corp.	6,894
3,000	ITOCHU Corp.	35,368
698	ITOCHU Corp. - ADR	16,445
6,300	Itoki Corp.	37,833
3,500	IwaiCosmo Holdings Inc.	32,784
800	Izumi Co., Ltd.	30,168
100	Jafco Co., Ltd.	2,755

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
13,200	Japan Airlines Co., Ltd.	$472,316
1,000	Japan Aviation Electronics Industry Ltd.	10,397
10	Japan Excellent, Inc. - REIT	13,753
25	Japan Hotel REIT Investment Corp. - REIT	21,820
5	Japan Logistics Fund, Inc. - REIT	10,848
3	Japan Prime Realty Investment Corp. - REIT	12,322
4	Japan Real Estate Investment Corp. - REIT	24,141
11	Japan Rental Housing Investments, Inc. - REIT	8,852
8	Japan Retail Fund Investment Corp. - REIT	18,236
10,257	Japan Tobacco, Inc.	407,869
4,000	Jeol Ltd.	19,128
9,200	JTEKT Corp.	125,600
1,400	Kadokawa Dwango Corp.	22,925
1,300	Kaken Pharmaceutical Co., Ltd.	86,299
3,000	Kanto Denka Kogyo Co., Ltd.	23,610
1,000	Kao Corp.	50,452
1,600	Kasai Kogyo Co., Ltd.	16,876
6,000	Kawasaki Heavy Industries Ltd.	16,253
18,149	KDDI Corp.	463,671
3	Kenedix Office Investment Corp. - REIT	17,420
3	Kenedix Residential Investment Corp. - REIT	7,917
2,600	Kenedix, Inc.	10,759
500	Kissei Pharmaceutical Co., Ltd.	11,647
25,000	Kobe Steel Ltd.	19,231
1,920	Koei Tecmo Holdings Co., Ltd.	29,602
700	Komori Corp.	7,380
2,800	Konami Holdings Corp.	67,949
5,700	Konica Minolta, Inc.	47,791
8,200	Konoike Transport Co., Ltd.	89,390
1,700	Kura Corp.	78,821
800	Kusuri No. Aoki Co., Ltd.	35,490
600	Kyocera Corp.	26,417
3,000	KYORIN Holdings, Inc.	56,887
7,000	Kyowa Hakko Kirin Co., Ltd.	104,191
3,000	Kyudenko Corp.	65,996

20

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
2,600	Leopalace21 Corp.*	$15,085
1,000	Lion Corp.	10,569
1,000	Mabuchi Motor Co., Ltd.	43,852
2,000	Maeda Road Construction Co., Ltd.	29,772
2,500	Makita Corp.	146,846
1,000	Matsumotokiyoshi Holdings Co., Ltd.	44,511
9,300	Mazda Motor Corp.	129,426
3,200	Medipal Holdings Corp.	49,040
5,400	MEIJI Holdings Co., Ltd.	433,222
1,300	Meitec Corp.	44,747
100	Message Co., Ltd.*	2,757
9,000	Minebea Co., Ltd.	66,081
15,800	Mitsubishi Chemical Holdings Corp.	79,723
4,000	Mitsubishi Estate Co., Ltd.	74,305
7,200	Mitsubishi Motors Corp.	51,289
3,300	Mitsubishi Tanabe Pharma Corp.	59,261
64,600	Mitsubishi UFJ Financial Group, Inc.	278,769
41,000	Mitsui Chemicals, Inc.	133,963
3,000	Mitsui Fudosan Co., Ltd.	69,712
3,600	Mixi, Inc.	120,681
173,000	Mizuho Financial Group, Inc.	255,216
9	Mori Hills REIT Investment Corp. - REIT	13,554
6	Mori Trust Sogo Reit, Inc. - REIT	10,729
12,000	Morinaga & Co., Ltd.	67,172
20,200	MS&AD Insurance Group Holdings	549,559
31,300	Nexon Co., Ltd.	470,154
5,700	NHK Spring Co., Ltd.	52,028
1,100	Nikkon Holdings Co., Ltd.	18,859
300	Nintendo Co., Ltd.	41,992
3	Nippon Accommodations Fund, Inc. - REIT	10,993
4	Nippon Building Fund, Inc. - REIT	23,724
4,000	Nippon Express Co., Ltd.	17,722
1,000	Nippon Flour Mills Co., Ltd.	7,311
4	Nippon Prologis REIT, Inc. - REIT	8,486
3,400	Nippon Suisan Kaisha Ltd.	15,754
9,000	Nippon Telegraph & Telephone Corp.	381,126
15,430	Nippon Telegraph & Telephone Corp. - ADR	659,015
32,000	Nippon Yusen KK	58,973
3,000	Nishimatsu Construction Co., Ltd.*	11,752

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
700	Nishimatsuya Chain Co., Ltd.	$6,114
15,800	Nissan Motor Co., Ltd.	143,301
800	Nissha Printing Co., Ltd.	12,214
1,900	Nitto Denko Corp.	100,642
700	Nojima Corp.	7,545
3,700	NOK Corp.	59,635
1,300	Nomura Co., Ltd.	15,966
46,300	Nomura Holdings, Inc.	195,653
200	Nomura Real Estate Holdings, Inc.	3,580
700	NS Solutions Corp.	12,985
2,500	NSK Ltd.	22,813
89,444	NTT DOCOMO, Inc.	2,081,962
400	Obara Group, Inc.	14,044
1,000	OKUMA Corp.	7,117
14,600	ORIX Corp.	191,127
14	Orix JREIT, Inc. - REIT	21,282
14,266	Otsuka Holdings Co., Ltd.	504,223
1,000	PALTAC Corp.	15,507
5,000	Panasonic Corp.	42,082
400	PeptiDream, Inc.*	15,147
1,000	Pilot Corp.	37,672
800	Pola Orbis Holdings, Inc.	58,812
10	Premier Investment Corp. - REIT	12,576
2,000	Prima Meat Packers Ltd.	4,855
1,100	Qol Co., LTD.	15,356
100	Relo Holdings, Inc.	12,258
400	Resorttrust, Inc.	9,220
2,200	Saizeriya Co., Ltd.	45,238
400	Sangetsu Co., Ltd.	7,074
5,000	Sankyu, Inc.	23,518
2,300	Santen Pharmaceutical Co., Ltd.	35,314
5,100	Secom Co., Ltd.	363,637
1,100	Seino Holdings Co., Ltd.	11,255
2,000	Sekisui House Ltd.	32,550
10	Sekisui House SI Residential Investment Corp. - REIT	10,414
700	Seven & I Holdings Co., Ltd.	27,910
10,000	Shimadzu Corp.	155,718
200	Shimamura Co., Ltd.	22,126
11,000	Shimizu Corp.	83,610
1,934	Shin-Etsu Chemical Co., Ltd.	97,109

21

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
12,600	Shionogi & Co., Ltd.	$540,265
2,500	Sompo Japan Nipponkoa Holdings, Inc.	71,921
13,100	Sony Corp.	275,290
2,000	Sotetsu Holdings, Inc.	12,420
58,000	Sumitomo Chemical Co., Ltd.	253,974
7,300	Sumitomo Mitsui Financial Group, Inc.	204,839
1,000	Sumitomo Realty & Development Co., Ltd.	27,498
300	Sundrug Co., Ltd.	19,826
14,041	Suntory Beverage & Food Ltd.	594,899
1,700	Suzuki Motor Corp.	42,540
12,300	T&D Holdings, Inc.	121,341
900	Takeuchi Manufacturing Co., Ltd.	10,882
2,000	Takuma Co., Ltd.	17,475
300	TDK Corp.	15,639
75,000	Teijin Ltd.	241,620
200	Tenma Corp.	3,379
8,000	Tochigi Bank Ltd.	29,696
2,000	Toei Co., Ltd.	15,632
1,300	Toho Holdings Co., Ltd.	26,956
6,700	Tokio Marine Holdings, Inc.	233,575
23,100	Tokyo Electric Power Co., Inc.*	117,011
2,200	Tokyo Steel Manufacturing Co., Ltd.	14,073
500	Tokyo Tatemono Co., Ltd.	5,771
900	Tokyu Construction Co., Ltd.	6,435
1,000	Tokyu Fudosan Holdings, Corp.	6,322
10	Tokyu REIT, Inc. - REIT	14,426
2	Top REIT, Inc. - REIT	7,721
2,700	Toridoll Corp.	54,578
17,000	Towa Bank Ltd.	13,158
5,000	Toyo Securities Co., Ltd.	12,896
200	Toyo Tire & Rubber Co., Ltd.	3,033
1,300	Toyoda Gosei Co., Ltd.	24,848
1,200	Toyota Motor Corp.	62,565
700	Transcosmos, Inc.	15,548
14,500	Trend Micro, Inc.*	527,680
4,200	Tsukuba Bank Ltd.	10,869
1,000	Tsuruha Holdings, Inc.	84,570
600	UKC Holdings Corp.	10,724
1,000	Ulvac, Inc.	30,163

Number of Shares		Value
	COMMON STOCK (Continued)
	JAPAN (Continued)
13	Unicharm Corp.	$283
6	United Urban Investment Corp. - REIT	9,433
4,500	Usen Corp.*	11,002
700	Valor Holdings Co., Ltd.	15,133
1,400	Warabeya Nichiyo Co., Ltd.	29,265
4,600	West Japan Railway Co.	269,112
600	Wowow, Inc.	13,076
7,100	Yamaha Corp.	197,922
2,000	Yurtec Corp.	13,990
600	Yusen Logistics Co., Ltd.	6,285
800	Zojirushi Corp.	11,936
		22,386,756
	JERSEY — 0.3%
26,002	Beazley PLC	129,502
391	Delphi Automotive PLC	26,072
38,051	Glencore Xstrata PLC	69,852
7,138	Randgold Resources Ltd. - ADR[1]	651,342
2,138	Shire PLC	90,655
8,632	WPP PLC	181,811
		1,149,234
	LIBERIA — 0.0%
833	Royal Caribbean Cruises Ltd.	61,950

	LUXEMBOURG — 0.0%
614	Grand City Properties S.A.	12,749

	MALTA — 0.0%
9,720	Unibet Group PLC	110,129

	NETHERLANDS — 0.8%
3,166	Airbus Group S.E.	204,323
1,431	ASML Holding N.V.	130,361
1,969	BE Semiconductor Industries N.V.	49,622
1,265	Boskalis Westminster N.V.	46,020
437	Corbion N.V.	9,710
265	Eurocommercial Properties N.V.	11,089
818	Ferrari N.V.*	31,670
18,073	Fiat Chrysler Automobiles N.V.	123,610
1,003	Heineken N.V.	80,494
15,593	ING Groep N.V.	185,890
24,828	Koninklijke Ahold N.V.	543,668

22

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	NETHERLANDS (Continued)
7,976	Koninklijke BAM Groep N.V.*	$36,034
8,484	LyondellBasell Industries N.V. - Class A	680,502
6,599	NN Group N.V.	203,271
1,327	NSI N.V. - REIT	5,580
2,706	Randstad Holding N.V.	139,530
180	Vastned Retail N.V. - REIT	7,693
212	Wereldhave N.V. - REIT	10,745
7,445	Wessanen	76,452
14,533	Wolters Kluwer N.V.	547,571
		3,123,835
	NEW ZEALAND — 0.0%
54,601	Spark New Zealand Ltd.	123,288

	NORWAY — 0.0%
6,739	Fred Olsen Energy A.S.A.*	20,666
27,550	Kongsberg Automotive A.S.A.*	21,929
		42,595
	PANAMA — 0.1%
10,499	Carnival Corp.	503,532

	PHILIPPINES — 0.1%
4,703	Philippine Long Distance Telephone Co. - ADR	181,959

	PUERTO RICO — 0.1%
3,858	First BanCorp Puerto Rico*[2]	10,339
4,116	Popular, Inc.	109,074
923	Triple-S Management Corp. - Class B*	24,201
		143,614
	SINGAPORE — 0.3%
4,000	Ascendas Real Estate Investment Trust - REIT	6,882
2,838	Broadcom Ltd.[2]	380,207
4,000	CapitaLand Commercial Trust - REIT*	4,067
4,000	CapitaLand Mall Trust - REIT[1]	6,225
20,600	ComfortDelGro Corp. Ltd.[1]	44,057
5,145	Flextronics International Ltd.*	55,875
16,000	Keppel - REIT	10,688
8,000	Keppel Corp. Ltd.	29,408
11,000	Mapletree Commercial Trust - REIT	11,028

Number of Shares		Value
	COMMON STOCK (Continued)
	SINGAPORE (Continued)
17,000	Mapletree Greater China Commercial Trust - REIT	$10,997
10,000	Mapletree Industrial Trust - REIT	10,984
13,000	Mapletree Logistics Trust - REIT	9,010
13,800	SATS Ltd.	38,552
2,000	Sembcorp Industries Ltd.[1]	3,803
2,000	Singapore Exchange Ltd.[1]	10,325
3,000	Singapore Technologies Engineering Ltd.	6,376
109,000	Singapore Telecommunications Ltd.	288,707
33,800	Yangzijiang Shipbuilding Holdings Ltd.[1]	21,738
		948,929
	SPAIN — 0.4%
90,280	Abengoa S.A.	13,553
5,321	ACS Actividades de Construccion y Servicios S.A.	137,551
5,624	Banco Santander S.A.	22,749
6,147	Ence Energia y Celulosa S.A	19,106
2,120	Faes Farma S.A.	6,118
7,623	Ferrovial S.A.	146,864
6,230	Gamesa Corp. Tecnologica S.A.	117,177
26,743	Iberdrola S.A.	172,284
7,288	Industria De Diseno Textil S.A.	224,871
22,371	Inmobiliaria Colonial S.A.*	14,525
46,747	International Consolidated Airlines Group S.A.	355,467
1,214	Merlin Properties Socimi S.A. - REIT	12,674
941	Promotora de Informaciones S.A. - Class A*	5,332
11,629	Repsol S.A.	119,661
		1,367,932
	SWEDEN — 0.6%
564	Axfood A.B.	9,445
826	Betsson A.B.	11,851
6,211	Bilia A.B. - A Shares	120,025
7,198	Boliden A.B.	107,806
5,254	Byggmax Group A.B.*	40,834
890	Castellum A.B.	13,438
12,016	Electrolux A.B.	281,649
789	Fabege A.B.	12,204
554	Fastighets A.B. Balder*	12,780

23

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	SWEDEN (Continued)
400	Fingerprint Cards A.B. - Class B*	$21,720
1,160	Hufvudstaden A.B. - A Shares	16,895
1,216	Intrum Justitia A.B.	37,144
703	Investment A.B. Kinnevik - B Shares	17,443
1,112	Investor A.B. - B Shares	36,837
999	Kungsleden A.B.	6,690
1,330	Meda A.B. - A Shares	23,557
7,226	Mycronic A.B.	60,478
652	Nobia A.B.	6,238
6,412	Securitas A.B. - B Shares	95,849
27,804	Svenska Cellulosa A.B. SCA - Class B	828,931
4,722	Swedish Match A.B.	151,992
377	Swedish Orphan Biovitrum A.B.*	4,547
12,290	Telefonaktiebolaget LM Ericsson - B Shares	112,875
76,318	TeliaSonera A.B.	350,447
684	Tethys Oil A.B.	4,481
251	Vitrolife A.B.	9,282
1,780	Wallenstam A.B. - B Shares	13,698
680	Wihlborgs Fastigheter A.B.	13,396
		2,422,532
	SWITZERLAND — 1.7%
288	Actelion Ltd.	39,894
4,753	Adecco S.A.	275,282
2,400	Allied World Assurance Co. Holdings A.G.	77,736
146	Allreal Holding A.G.	19,462
2,285	Ascom Holding A.G.	38,189
274	Autoneum Holding A.G.	58,860
3,951	Chubb Ltd.	456,459
1,295	Coca-Cola HBC A.G.[1]	24,622
56	Emmi A.G.*	26,907
126	Forbo Holding A.G.	130,712
607	Gategroup Holding A.G.	22,124
54	Georg Fischer A.G.	36,712
198	Givaudan S.A.	369,729
98	Helvetia Holding A.G.	51,777
344	Kardex A.G.	23,152
3,541	Lonza Group A.G.	536,179
57	Mobimo Holding A.G.	12,582
186	Molecular Partners A.G.*	6,041
11,282	Nestle S.A.	788,961

Number of Shares		Value
	COMMON STOCK (Continued)
	SWITZERLAND (Continued)
5,831	Novartis A.G.	$415,333
12,266	Novartis A.G. - ADR[1]	872,235
226	PSP Swiss Property A.G.	19,243
1,700	Roche Holding A.G.	435,906
17	Sika A.G.	64,556
168	Swatch Group A.G.[1]	58,176
2,035	Swiss Life Holding A.G.	495,554
7,937	Swiss Re A.G.	703,504
79	Tecan Group A.G.	12,195
1,785	UBS Group A.G.	27,270
76	Vontobel Holding A.G.	3,307
1,010	Zurich Insurance Group A.G.	213,929
8,380	Zurich Insurance Group A.G. - ADR	177,824
		6,494,412
	TAIWAN — 1.0%
37,228	Chunghwa Telecom Co., Ltd. - ADR[1]	1,168,587
26,773	Siliconware Precision Industries Co., Ltd. - ADR	202,939
88,714	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,089,215
210,299	United Microelectronics Corp. - ADR[1]	435,319
		3,896,060
	THAILAND — 0.1%
11,424	Kasikornbank PCL - ADR	224,939

	UNITED KINGDOM — 3.6%
5,331	3i Group PLC	32,283
2,635	Abcam PLC	24,431
17,074	Aberdeen Asset Management PLC	56,951
5,634	ARM Holdings PLC	77,420
5,975	Associated British Foods PLC	281,461
1,435	AstraZeneca PLC	81,589
2,876	Aviva PLC	17,450
1,618	Balfour Beatty PLC*	5,633
204,617	Barclays PLC	486,112
9,068	Barratt Developments PLC	74,081
2,715	Bellway PLC	96,599
1,652	Berkeley Group Holdings PLC	74,395
1,138	Big Yellow Group PLC - REIT	11,576
1,356	Booker Group PLC	3,123
243	Bovis Homes Group PLC	3,222
54,865	BP PLC	266,271

24

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
5,819	British Land Co. PLC - REIT	$53,097
91,401	BT Group PLC	615,509
16,199	Cable & Wireless Communications PLC	16,977
3,725	Cairn Energy PLC*	8,433
4,226	Capital & Counties Properties PLC	18,904
2,001	Close Brothers Group PLC	36,734
1,477	Countrywide PLC	7,297
6,685	Crest Nicholson Holdings PLC	51,900
7,505	CYBG PLC*[1]	19,445
16,178	Dart Group PLC	128,236
4,000	Debenhams PLC	4,429
643	Derwent London PLC - REIT	27,014
1,010	Dialog Semiconductor PLC*	33,144
124,605	Direct Line Insurance Group PLC	671,064
470	Domino's Pizza Group PLC	6,819
4,833	DS Smith PLC	26,023
1,409	easyJet PLC	29,433
3,691	EnQuest PLC*	716
15,192	Ferrexpo PLC	5,392
1,231	Fevertree Drinks PLC	9,524
1,953	Foxtons Group PLC*	4,288
33,650	GlaxoSmithKline PLC - ADR	1,301,246
2,078	Go-Ahead Group PLC	74,814
3,937	Grainger PLC	11,831
2,277	Great Portland Estates PLC - REIT	22,028
4,264	Greggs PLC	61,081
1,728	Hammerson PLC - REIT	13,139
5,830	Hansteen Holdings PLC - REIT	8,731
13,772	Hays PLC	21,920
54,722	HSBC Holdings PLC	347,996
1,351	HSBC Holdings PLC - ADR[1]	42,921
1,134	Hunting PLC	5,525
7,660	ICAP PLC	46,118
2,025	IG Group Holdings PLC	21,347
18,395	Imperial Brands PLC	949,473
2,144	Inchcape PLC	21,913
8,607	Indivior PLC	20,088
8,957	Intermediate Capital Group PLC	71,682
7,399	International Personal Finance PLC	27,480
35,548	Investec PLC	232,779

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
48,363	ITV PLC	$166,560
2,034	John Wood Group PLC	17,585
234,068	Kingfisher PLC	1,081,230
6,063	Land Securities Group PLC - REIT	84,720
292	LivaNova PLC*	16,481
160,555	Lloyds Banking Group PLC	161,121
3,484	Londonmetric Property PLC - REIT	7,599
21,952	Man Group PLC	46,811
14,760	Marks & Spencer Group PLC - ADR[1]	173,135
6,412	Moneysupermarket.com Group PLC	30,049
1,434	Northgate PLC	8,051
715	OneSavings Bank PLC	2,724
3,034	Ophir Energy PLC*	3,257
505	Oxford Instruments PLC	4,844
27,092	Persimmon PLC	818,758
10,506	Poundland Group PLC	26,210
17,661	Premier Farnell PLC	28,824
4,583	Premier Oil PLC*	2,515
11,585	Reckitt Benckiser Group PLC	1,055,275
4,070	Reckitt Benckiser Group PLC - ADR	74,888
14,197	Redde PLC	39,217
502	Redrow PLC	3,021
11,806	Relx PLC*	203,137
515	Rightmove PLC	28,022
15,867	Royal Dutch Shell PLC - B Shares	360,269
19,352	Royal Dutch Shell PLC - Class A - ADR[1]	880,129
16,061	Royal Mail PLC	101,166
4,079	SABMiller PLC	236,070
1,668	Safestore Holdings PLC - REIT	7,583
2,156	Sage Group PLC	17,791
1,087	Savills PLC	9,903
1,832	Shaftesbury PLC - REIT	21,820
3,532	Smith & Nephew PLC	57,317
1,351	Soco International PLC	3,087
1,706	St. Modwen Properties PLC	7,754
26,832	Standard Chartered PLC	159,630
198	STERIS PLC	12,735
1,578	SVG Capital PLC*	10,572
2,735	Synthomer PLC	11,411
149,078	Taylor Wimpey PLC	384,085

25

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED KINGDOM (Continued)
2,148	Thomas Cook Group PLC*	$3,103
12,506	Travis Perkins PLC	309,952
4,193	Tritax Big Box PLC - REIT	7,645
1,346	Tullett Prebon PLC	6,488
5,037	Tullow Oil PLC*	11,731
5,250	Unilever PLC	224,293
1,586	Unite Group PLC	13,440
14,170	Vodafone Group PLC	42,976
4,541	WH Smith PLC	113,722
9,609	William Hill PLC	54,650
968	Workspace Group PLC - REIT	9,724
127	Zeal Network S.E.	5,128
		13,837,295
	UNITED STATES — 29.6%
155	AAR Corp.	3,300
223	ABIOMED, Inc.*	17,842
234	ACADIA Pharmaceuticals, Inc.*1 2	4,039
89	Advanced Energy Industries, Inc.*	2,655
6,876	Aetna, Inc.	746,940
6,084	Aflac, Inc.[1]	362,120
1,500	Akamai Technologies, Inc.*	80,955
300	Alexandria Real Estate Equities, Inc. - REIT	23,748
6,643	Allstate Corp.	421,565
339	Almost Family, Inc.*	12,801
1,677	Alphabet, Inc. - Class A*	1,202,778
888	Alphabet, Inc. - Class C*	619,620
8,064	Altria Group, Inc.	496,500
811	Amazon.com, Inc.*	448,094
152	Amedisys, Inc.*	5,584
945	American Eagle Outfitters, Inc.1 2	14,421
7,842	American Electric Power Co., Inc.	484,243
27,750	American Express Co.	1,542,345
9,218	American Financial Group, Inc.	618,343
3,373	American International Group, Inc.	169,325
10,928	American National Insurance Co.	1,111,050
1,400	American States Water Co.	59,374
1,300	American Tower Corp. - REIT	119,860
759	American Woodmark Corp.*	51,832
2,074	Amgen, Inc.	295,089
4,195	Amkor Technology, Inc.*	21,227

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
110	Anacor Pharmaceuticals, Inc.*	$7,016
76,575	Annaly Capital Management, Inc. - REIT	775,705
3,911	Anthem, Inc.	511,129
372	Apollo Education Group, Inc.*[2]	3,047
466	Apple Hospitality, Inc. - REIT[2]	8,859
20,419	Apple, Inc.	1,974,313
769	ArcBest Corp.	15,049
13,636	Archer-Daniels-Midland Co.	476,715
397	Assurant, Inc.	28,227
29,591	AT&T, Inc.	1,093,387
1,215	Atmel Corp.[2]	9,817
417	Atmos Energy Corp.	28,944
399	AvalonBay Communities, Inc. - REIT	68,484
2,400	Avery Dennison Corp.	156,288
9,326	Avnet, Inc.	383,765
1,260	Baker Hughes, Inc.	54,016
969	BancFirst Corp.	54,749
950	BancorpSouth, Inc.	18,924
1,900	Bank of New York Mellon Corp.	67,241
195	Barrett Business Services, Inc.	6,813
24,476	Baxalta, Inc.[2]	942,816
24,950	Baxter International, Inc.	985,774
1,849	Beazer Homes USA, Inc.*[2]	13,535
711	Becton, Dickinson and Co.	104,837
16,775	Bed Bath & Beyond, Inc.*	804,361
279	Benchmark Electronics, Inc.*	6,040
2,302	Big 5 Sporting Goods Corp.	31,537
533	Big Lots, Inc.[2]	21,560
50	Bio-Rad Laboratories, Inc. - Class A*	6,732
200	Bio-Techne Corp.	17,168
951	Black Box Corp.	12,601
1,500	Bloomin' Brands, Inc.	25,935
722	Boeing Co.	85,326
4,328	Booz Allen Hamilton Holding Corp.	119,453
700	Boston Properties, Inc. - REIT	79,898
100	Broadridge Financial Solutions, Inc.	5,613
8,386	Brocade Communications Systems, Inc.	83,273
340	Brown & Brown, Inc.	10,985
251	Burlington Stores, Inc.*	14,071
12	Cable One, Inc.	5,143

26

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
1,900	Caleres, Inc.	$53,846
23,442	California Resources Corp.[2]	13,177
2,812	Cambrex Corp.*	108,459
401	Capella Education Co.	18,542
7,100	Cardinal Health, Inc.	580,070
184	Carlisle Cos., Inc.	16,589
100	Carter's, Inc.	10,163
244	CBOE Holdings, Inc.	15,250
1,451	Central Pacific Financial Corp.	28,918
11,490	CenturyLink, Inc.	351,479
1,029	Charles River Laboratories International, Inc.*	75,559
43,750	Charles Schwab Corp.	1,095,937
5,045	Checkpoint Systems, Inc.	37,888
6,975	Cheesecake Factory, Inc.[1]	348,052
2,871	Chemed Corp.	368,923
250	Chemical Financial Corp.	8,458
10,734	Chemours Co.1 2	55,065
13,250	Chevron Corp.	1,105,580
1,864	Chico's FAS, Inc.	23,785
547	Chimera Investment Corp. - REIT	7,127
2,587	Church & Dwight Co., Inc.[1]	234,796
1,214	Cigna Corp.	169,487
7,599	Cincinnati Bell, Inc.*[2]	26,293
2,649	Cintas Corp.	222,490
43,686	Cisco Systems, Inc.	1,143,699
23,521	Citizens Financial Group, Inc.	452,309
7,823	Citrix Systems, Inc.*	552,695
900	CME Group, Inc.	82,296
4,631	CNA Financial Corp.	134,160
600	CNO Financial Group, Inc.	10,458
8,512	Coca-Cola Co.	367,123
2,613	Cognizant Technology Solutions Corp. - Class A*	148,889
143	Cohu, Inc.	1,632
7,900	Comcast Corp. - Class A	456,067
8,281	Comerica, Inc.	279,732
864	Comfort Systems USA, Inc.	24,235
253	Community Health Systems, Inc.*	3,825
370	Computer Sciences Corp.1 2	10,660
170	Comtech Telecommunications Corp.	3,494
3,856	ConAgra Foods, Inc.	162,183

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
3,107	Consolidated Edison, Inc.	$217,521
1,499	Cooper Tire & Rubber Co.	58,911
1,483	Corcept Therapeutics, Inc.*1 2	5,665
66	Core-Mark Holding Co., Inc.	4,860
619	Corporate Office Properties Trust - REIT	14,485
3,112	Costco Wholesale Corp.	466,893
300	Crane Co.	14,715
618	Credit Acceptance Corp.*1 2	121,789
1,123	Crown Castle International Corp. - REIT	97,140
374	CSRA, Inc.	9,705
800	CubeSmart - REIT	23,920
16,363	CVS Health Corp.	1,589,993
491	Cypress Semiconductor Corp.	3,918
780	CyrusOne, Inc. - REIT	30,919
7,412	Darden Restaurants, Inc.	473,479
1,190	Dean Foods Co.1 2	22,955
10,499	Delta Air Lines, Inc.	506,472
128,407	Denbury Resources, Inc.[1]	164,361
287	DENTSPLY International, Inc.	17,474
169	Depomed, Inc.*1 2	2,582
1,793	DexCom, Inc.*	116,653
1,495	DHI Group, Inc.*	11,631
35,400	Diamond Offshore Drilling, Inc.	708,354
176	Diamondback Energy, Inc.*	12,540
2,075	Dick's Sporting Goods, Inc.	88,125
3,183	Discover Financial Services	147,755
3,900	Dollar General Corp.	289,575
500	Domtar Corp.	17,595
3,296	Dr. Pepper Snapple Group, Inc.	301,683
300	DST Systems, Inc.	31,374
1,084	DSW, Inc. - Class A	28,401
3,060	DTE Energy Co.	257,407
3,001	Duke Energy Corp.	222,914
142	Eagle Materials, Inc.	8,580
79,761	eBay, Inc.*	1,898,312
10,530	Edwards Lifesciences Corp.*[2]	916,110
2,557	EI du Pont de Nemours & Co.	155,645
1,122	El Pollo Loco Holdings, Inc.*1 2	14,485
8,800	Electronic Arts, Inc.*	565,312
7,377	Eli Lilly & Co.	531,144

27

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
5,965	EMC Corp.	$155,865
3,453	Emergent BioSolutions, Inc.*	116,815
1,652	Ennis, Inc.	32,610
11,572	Entravision Communications Corp. - Class A2	89,336
1,561	EPAM Systems, Inc.*	106,741
318	ePlus, Inc.*	23,879
300	EPR Properties - REIT	18,669
226	Equinix, Inc. - REIT[2]	68,635
66	Equity Commonwealth - REIT*	1,758
1,300	Equity LifeStyle Properties, Inc. - REIT	91,208
1,200	Equity Residential - REIT	89,388
300	Essex Property Trust, Inc. - REIT	62,784
70,581	Exelon Corp.[1]	2,222,596
18,450	Express Scripts Holding Co.*	1,298,511
31,783	Exxon Mobil Corp.	2,547,407
1,228	F5 Networks, Inc.*	118,097
900	Facebook, Inc. - Class A*	96,228
111	FactSet Research Systems, Inc.	16,704
10,700	Fidelity National Information Services, Inc.	623,275
63	First Citizens BancShares, Inc. - Class A	14,750
582	First Financial Corp.	19,177
1,220	First Interstate BancSystem, Inc. - Class A	32,696
994	First Niagara Financial Group, Inc.[2]	9,185
321	First Solar, Inc.*	23,070
346	Five Prime Therapeutics, Inc.*	11,269
1,102	Flagstar Bancorp, Inc.*	21,158
4,700	Foot Locker, Inc.[2]	293,750
637	Forest City Realty Trust, Inc. - REIT*	11,880
656	Francesca's Holdings Corp.*1 2	11,860
29,975	Franklin Resources, Inc.	1,074,604
74	FreightCar America, Inc.	1,100
2,200	Fulton Financial Corp.	27,742
1,300	GAMCO Investors, Inc. - Class A1 2	45,162
2,500	General Dynamics Corp.	340,675
299	General Electric Co.	8,713
2,300	General Growth Properties, Inc. - REIT	63,296
9,664	General Mills, Inc.	568,726

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
7,903	General Motors Co.	$232,664
273	GEO Group, Inc. - REIT	7,928
1,317	Gigamon, Inc.*	36,046
264	GNC Holdings, Inc. - Class A	7,519
9,367	Goodyear Tire & Rubber Co.	282,134
1,117	Gramercy Property Trust - REIT	8,433
213	Great Southern Bancorp, Inc.[2]	8,002
299	Gulfport Energy Corp.*	7,176
3,866	Hancock Holding Co.	89,189
8,105	Harte-Hanks, Inc.[2]	25,044
397	Hartford Financial Services Group, Inc.	16,722
3,717	Hawaiian Electric Industries, Inc.	109,131
38	Hawaiian Holdings, Inc.*	1,635
2,256	HCA Holdings, Inc.*	156,138
1,600	HCP, Inc. - REIT	47,328
214	Health Net, Inc.*	13,315
1,205	Healthcare Realty Trust, Inc. - REIT	34,957
1,873	HealthSouth Corp.	65,986
138	Healthways, Inc.*	1,453
99	Heartland Payment Systems, Inc.	9,258
467	Heidrick & Struggles International, Inc.	10,970
174	Henry Schein, Inc.*[1]	28,788
5,096	Hewlett Packard Enterprise Co.	67,624
4,687	Hilton Worldwide Holdings, Inc.	97,396
14,024	HollyFrontier Corp.[2]	474,292
11,946	Home Depot, Inc.[2]	1,482,738
700	Honeywell International, Inc.	70,945
8,410	Hormel Foods Corp.	357,509
2,600	Host Hotels & Resorts, Inc. - REIT	39,806
9,231	Hovnanian Enterprises, Inc. - Class A*1 2	13,939
100	Howard Hughes Corp.*	9,279
731	Humana, Inc.	129,365
462	Huntington Ingalls Industries, Inc.	60,550
1,459	Iconix Brand Group, Inc.*1 2	12,693
213	II-VI, Inc.*	4,675
88	Infoblox, Inc.*	1,362
22,400	Ingram Micro, Inc. - Class A	801,920
700	Ingredion, Inc.	70,854
2,071	Insight Enterprises, Inc.*	54,053

28

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
507	Insperity, Inc.1 2	$24,077
700	Integrated Device Technology, Inc.*	13,594
10,703	Intel Corp.	316,702
297	Inteliquent, Inc.	5,055
48	Intercept Pharmaceuticals, Inc.*1 2	5,346
1,577	Interpublic Group of Cos., Inc.	33,732
321	INTL. FCStone, Inc.*	8,195
350	Invesco Mortgage Capital, Inc. - REIT	3,959
3,735	Investment Technology Group, Inc.	68,425
2,175	Isle of Capri Casinos, Inc.*	24,686
585	IXYS Corp.	6,599
750	J&J Snack Foods Corp.	83,093
1,117	John B Sanfilippo & Son, Inc.	77,743
26,046	Johnson & Johnson[2]	2,740,300
2,200	JPMorgan Chase & Co.	123,860
10,203	Juniper Networks, Inc.	252,014
600	Kforce, Inc.	9,564
4,600	Kimberly-Clark Corp.	599,380
1,096	Kirkland's, Inc.	15,662
1,700	Kraft Heinz Co.	130,934
11,664	Kroger Co.	465,510
50	L-3 Communications Holdings, Inc.	5,866
386	La-Z-Boy, Inc.	9,399
1,180	Lamar Advertising Co. - Class A - REIT	67,413
5,154	Lancaster Colony Corp.	524,523
753	Las Vegas Sands Corp.	36,355
83	Leidos Holdings, Inc.	3,587
381	LHC Group, Inc.*	13,575
383	Liberty Ventures*	14,052
500	Lincoln Electric Holdings, Inc.	27,285
231	Lincoln National Corp.	8,438
1,184	Liquidity Services, Inc.*[2]	5,529
1,768	Lockheed Martin Corp.	381,517
9,468	Lowe's Cos., Inc.[2]	639,374
246	LPL Financial Holdings, Inc.1 2	4,977
200	Macquarie Infrastructure Corp.	12,210
142	MacroGenics, Inc.*	2,269
2,692	Macy's, Inc.	116,321
1,700	Manhattan Associates, Inc.*	93,942
2,960	ManpowerGroup, Inc.	229,222

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
12,365	Marathon Petroleum Corp.	$423,501
107	MarketAxess Holdings, Inc.	12,675
11,306	Masco Corp.	318,829
99	MasTec, Inc.*1 2	1,681
1,531	Maxim Integrated Products, Inc.	51,840
421	McCormick & Co., Inc.	39,262
7,071	McDonald's Corp.	828,650
785	McGraw Hill Financial, Inc.	70,446
1,000	McKesson Corp.	155,620
516	MDU Resources Group, Inc.	9,396
1,231	Mead Johnson Nutrition Co.	90,799
300	Medifast, Inc.	9,105
5,169	Medivation, Inc.*[2]	184,895
1,100	Mentor Graphics Corp.	21,010
4,366	Merck & Co., Inc.	219,217
4,196	Meritor, Inc.*	31,176
2,150	MetLife, Inc.	85,054
275,215	MFA Financial, Inc. - REIT[2]	1,874,214
59,856	Microsoft Corp.[2]	3,045,473
12	Molina Healthcare, Inc.*	744
195	Momenta Pharmaceuticals, Inc.*	1,639
2,743	Mondelez International, Inc. - Class A	111,174
529	Monotype Imaging Holdings, Inc.	12,558
385	Monster Beverage Corp.*	48,318
1,200	Monster Worldwide, Inc.*[2]	3,576
42	Movado Group, Inc.	1,227
300	MSCI, Inc.	21,156
16,281	MSG Networks, Inc.*	267,334
1,291	Multi-Fineline Electronix, Inc.*	29,138
470	Murphy USA, Inc.*	29,934
40	NACCO Industries, Inc. - Class A	1,976
2,517	Nasdaq, Inc.	159,301
132	NCI Building Systems, Inc.*	1,444
1,661	Nelnet, Inc. - Class A	62,454
3,464	Net 1 UEPS Technologies, Inc.*	31,626
990	NETGEAR, Inc.*	39,115
1,051	Neurocrine Biosciences, Inc.*	38,656
653	New Residential Investment Corp. - REIT	7,647
316	New Senior Investment Group, Inc. - REIT	3,062
8,134	News Corp.	88,010

29

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
13,070	NIKE, Inc. - Class B2	$804,981
850	Norfolk Southern Corp.	62,195
4,790	Northrop Grumman Corp.	920,734
542	NorthStar Asset Management Group, Inc.	5,924
8,248	Nuance Communications, Inc.*	160,918
4,500	NVIDIA Corp.	141,120
1,382	Office Depot, Inc.*	7,021
318	ONE Gas, Inc.	18,438
59	Ophthotech Corp.*	2,657
1,182	OPKO Health, Inc.*1 2	10,993
2,414	OraSure Technologies, Inc.*	16,198
500	Orbital ATK, Inc.	41,880
3,379	Outfront Media, Inc. - REIT	69,101
602	Overstock.com, Inc.*[2]	8,789
1,235	Owens Corning	53,006
32	Oxford Industries, Inc.	2,324
423	Paramount Group, Inc. - REIT	6,396
600	Patrick Industries, Inc.*	26,514
285	Paychex, Inc.	14,646
1,822	PayPal Holdings, Inc.*	69,491
15,964	PDL BioPharma, Inc.1 2	48,052
33,591	PepsiCo, Inc.	3,285,872
46,919	Pfizer, Inc.	1,392,087
4,155	PG&E Corp.	235,713
2,400	PharMerica Corp.*	55,464
464	Phibro Animal Health Corp. - Class A	12,834
169	Philip Morris International, Inc.	15,384
222	Piedmont Natural Gas Co., Inc.	13,189
14,475	Pinnacle West Capital Corp.	996,314
429	Pioneer Natural Resources Co.	51,707
700	Piper Jaffray Cos.*	29,645
23,462	PNC Financial Services Group, Inc.	1,907,695
126	Pool Corp.	10,114
1,900	Post Properties, Inc. - REIT	105,887
300	Primerica, Inc.	12,657
442	PrivateBancorp, Inc.	15,187
38,756	Procter & Gamble Co.[2]	3,111,719
953	Progress Software Corp.*	24,035
2,600	Prologis, Inc. - REIT	99,996
3,400	Prudential Financial, Inc.	224,706

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
32,647	Public Service Enterprise Group, Inc.	$1,392,721
500	Public Storage - REIT	124,745
2,281	PVH Corp.	180,541
3,295	QLogic Corp.*	42,473
562	Qorvo, Inc.*	25,335
18,050	QUALCOMM, Inc.	916,759
17,856	Quantum Corp.*1 2	9,107
2,200	Quest Diagnostics, Inc.	146,366
6,149	Quintiles Transnational Holdings, Inc.*	385,604
7,455	Rackspace Hosting, Inc.*[2]	160,506
6,621	Raytheon Co.	820,011
900	Reinsurance Group of America, Inc.	81,090
1,644	Republic Services, Inc.	75,131
406	Resources Connection, Inc.	5,631
2,742	RetailMeNot, Inc.*	22,155
2,740	Reynolds American, Inc.	138,178
2,449	Robert Half International, Inc.	96,466
1,452	Ross Stores, Inc.	79,831
1,226	Rovi Corp.*	27,928
187	Rubicon Project, Inc.*	3,084
251	Sage Therapeutics, Inc.*[2]	7,379
6,500	SciClone Pharmaceuticals, Inc.*	64,480
38	Shoe Carnival, Inc.	896
1,000	Simon Property Group, Inc. - REIT	189,730
2,700	Skechers U.S.A., Inc. - Class A*	88,884
500	SL Green Realty Corp. - REIT	44,090
193	Solera Holdings, Inc.	10,750
8,895	Southern Co.	428,561
6,888	Southern Copper Corp.[1]	164,899
5,422	Southwest Airlines Co.	227,453
1,217	Sovran Self Storage, Inc. - REIT	129,537
115	SpartanNash Co.	3,157
2,050	Spirit AeroSystems Holdings, Inc. - Class A*	94,300
51	Spirit Airlines, Inc.*	2,435
875	Stage Stores, Inc.[2]	7,350
791	Stamps.com, Inc.*	93,757
121	StanCorp Financial Group, Inc.[2]	13,903
16,155	Staples, Inc.[2]	152,665
3,700	Starbucks Corp.	215,377

30

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
469	Starwood Hotels & Resorts Worldwide, Inc.[2]	$32,413
1,000	Starwood Property Trust, Inc. - REIT	17,540
233	Starz - Class A*	5,869
1,000	Steel Dynamics, Inc.	18,190
1,154	Strayer Education, Inc.*	52,080
779	Stryker Corp.	77,807
1,930	Sucampo Pharmaceuticals, Inc. - Class A*	25,380
300	Summit Hotel Properties, Inc. - REIT	3,243
2,468	SunCoke Energy, Inc.[2]	11,674
23	Sunstone Hotel Investors, Inc. - REIT	297
31,265	SunTrust Banks, Inc.	1,037,373
831	SurModics, Inc.*	15,506
810	Sykes Enterprises, Inc.*	24,681
9,208	Symantec Corp.	177,806
100	Synaptics, Inc.*	8,121
834	Synovus Financial Corp.	22,176
1,922	Sysco Corp.	84,818
23,350	Target Corp.	1,831,807
1,653	Taylor Morrison Home Corp. - Class A*	22,993
252	TCF Financial Corp.	2,858
3,444	Tech Data Corp.*[1]	242,492
674	TECO Energy, Inc.	18,515
170	Telephone & Data Systems, Inc.[2]	4,542
11,867	Teradata Corp.*[2]	296,082
2,800	Texas Instruments, Inc.	148,456
2,159	Thor Industries, Inc.	119,565
809	Time Warner Cable, Inc.[2]	154,406
2,400	TJX Cos., Inc.	177,840
2,074	Tootsie Roll Industries, Inc.[1]	69,106
484	TopBuild Corp.*[2]	13,058
13,300	Torchmark Corp.	681,226
1,014	Total System Services, Inc.	44,190
21,084	Travelers Cos., Inc.	2,266,952
1,353	TrueBlue, Inc.*	31,051
1,041	Two Harbors Investment Corp. - REIT	8,068
40,075	U.S. Bancorp	1,543,689
134	UniFirst Corp.	14,125
2,108	United Continental Holdings, Inc.*	120,704
3,411	United Therapeutics Corp.*	415,937

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
10,423	UnitedHealth Group, Inc.	$1,241,379
1,594	Universal Corp.[1]	86,841
1,150	Universal Insurance Holdings, Inc.1 2	22,448
11,900	Unum Group	339,507
630	USANA Health Sciences, Inc.*1 2	71,014
100	Vail Resorts, Inc.	12,741
11,574	Valero Energy Corp.	695,366
5,585	Varian Medical Systems, Inc.*[1]	436,859
1,233	VASCO Data Security International, Inc.*[2]	16,954
41	Vectren Corp.	1,866
1,100	Ventas, Inc. - REIT	61,237
6,597	Verizon Communications, Inc.	334,666
10,266	Viacom, Inc. - Class B	378,302
4,836	Visa, Inc. - Class A	350,078
200	Visteon Corp.	13,984
6,700	Vonage Holdings Corp.*[2]	35,979
600	Vornado Realty Trust - REIT	51,816
53,623	Wal-Mart Stores, Inc.[2]	3,557,350
200	Walgreens Boots Alliance, Inc.	15,788
5,879	Walt Disney Co.	561,562
1,300	Waste Management, Inc.	72,605
400	Webster Financial Corp.	13,444
2,132	WEC Energy Group, Inc.	120,138
55,725	Wells Fargo & Co.	2,614,617
1,214	Welltower, Inc. - REIT	77,429
234	West Corp.	5,214
4,625	Westlake Chemical Corp.	199,430
2,000	Weyerhaeuser Co. - REIT	51,960
107	WGL Holdings, Inc.	7,296
20,213	Whiting Petroleum Corp.*1 2	81,054
35,175	Whole Foods Market, Inc.	1,101,329
2,047	Williams Cos., Inc.[2]	32,732
6,346	Williams-Sonoma, Inc.[1]	330,690
23,033	Xerox Corp.	221,347
1,882	YRC Worldwide, Inc.*[2]	15,150
1,463	Yum! Brands, Inc.	106,024
6,060	Zimmer Biomet Holdings, Inc.	586,669
100	Zions Bancorporation	2,132
2,099	Zoetis, Inc.	86,185
353	Zumiez, Inc.*1 2	7,293

31

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Shares		Value
	COMMON STOCK (Continued)
	UNITED STATES (Continued)
6,657	Zynga, Inc. - Class A*[2]	$14,046
		112,620,894
	VIRGIN ISLANDS (BRITISH) — 0.1%
5,028	Michael Kors Holdings Ltd.*	284,836

	TOTAL COMMON STOCK
	(Cost $202,753,402)	212,978,577

	EXCHANGE TRADED FUND — 12.2%
378,370	iShares MSCI All Country World Minimum Volatility ETF[1]	26,251,311
430,133	iShares MSCI Emerging Markets Minimum Volatility ETF[1]	20,229,155

	TOTAL EXCHANGE TRADED FUND
	(Cost $49,609,635)	46,480,466

	OPEN-END MUTUAL FUND — 15.7%
	UNITED STATES — 15.7%
3,169,083	GMO Quality Fund - III	60,180,877

	TOTAL OPEN-END MUTUAL FUND
	(Cost $70,115,207)	60,180,877

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
6,581	Porsche Automobil Holding S.E.	297,636
213	Sartorius A.G. Preference	54,685
359	Volkswagen A.G. Preference	41,747
		394,068
	TOTAL PREFERRED STOCK
	(Cost $410,474)	394,068

	SHORT-TERM INVESTMENTS — 16.5%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 1.9%
	Collateral Pool Allocation [3]	7,220,816

	MONEY MARKET FUNDS — 14.6%
55,770,747	JPMorgan Prime Money Market Fund - Agency Shares, 0.01% 2 4	$55,770,747

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $62,991,563)	62,991,563

	TOTAL INVESTMENTS — 100.4%
	(Cost $385,880,281)	383,025,551
	Liabilities less other assets — (0.4)%	(1,371,684)

	TOTAL NET ASSETS — 100.0%	$381,653,867

Number of Contracts
	WRITTEN OPTIONS – (0.1)%
	WRITTEN CALL OPTIONS – (0.1)%
	iShares MSCI EAFE Index
(1,150)	Exercise Price: $56, Expiration Date: 03/18/2016*	(18,400)
(1,150)	Exercise Price: $55, Expiration Date: 03/24/2016*	(64,400)
(1,150)	Exercise Price: $57, Expiration Date: 04/01/2016*	(14,950)
(1,150)	Exercise Price: $57, Expiration Date: 04/15/2016*	(23,000)
	iShares MSCI Emerging Markets Index
(990)	Exercise Price: $32, Expiration Date: 03/04/2016*	(3,960)
(990)	Exercise Price: $32, Expiration Date: 03/18/2016*	(13,860)
(1,290)	Exercise Price: $33, Expiration Date: 03/18/2016*	(11,610)
(990)	Exercise Price: $33, Expiration Date: 04/01/2016*	(9,900)
(990)	Exercise Price: $33, Expiration Date: 04/15/2016*	(27,720)
(990)	Exercise Price: $33, Expiration Date: 04/15/2016*	(19,800)

32

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Number of Contracts		Value
	WRITTEN OPTIONS (Continued)
	WRITTEN CALL OPTIONS (Continued)
	iShares Russell 2000 Index
(75)	Exercise Price: $106, Expiration Date: 03/24/2016*	$(7,800)
(75)	Exercise Price: $105, Expiration Date: 04/01/2016*	(13,350)
(71)	Exercise Price: $105, Expiration Date: 04/15/2016*	(12,425)
(75)	Exercise Price: $107, Expiration Date: 04/15/2016*	(7,875)
	S&P 500 Index
(25)	Exercise Price: $1,955, Expiration Date: March 18, 2016*	(53,750)
	S&P 500 Index - Weekly
(25)	Exercise Price: $1,975, Expiration Date: 03/04/2016*	(6,075)
(25)	Exercise Price: $2,000, Expiration Date: 03/04/2016*	(1,200)
(25)	Exercise Price: $1,985, Expiration Date: 03/11/2016*	(11,750)
(25)	Exercise Price: $1,960, Expiration Date: 03/24/2016*	(61,400)
(25)	Exercise Price: $2,005, Expiration Date: 03/31/2016*	(41,875)
(25)	Exercise Price: $2,010, Expiration Date: 04/01/2016*	(19,750)
		(444,850)
	TOTAL WRITTEN OPTIONS
	(Proceeds $580,734)	$(444,850)

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $6,991,816.

[2]	All or a portion of this security is held as collateral for written options and futures contracts. At period end, the aggregate market value of those securities was $12,453,325.

[3]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

CA – Canada

CO – Colombia

GDR – Global Depository Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

33

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

FUTURES CONTRACTS

As of February 29, 2016

Number of Contracts Long	Description	Expiration Date	Unrealized Depreciation
31	MSCI EAFE Index	March 2016	$(188,937)
33	S&P 500 Mini Index	March 2016	(89,710)
			$(278,647)

See accompanying Notes to Financial Statements

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND — 55.7%
	ALABAMA — 0.8%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 04/4/2016 1 2	$502,210
120,000	County of Jefferson, 4.75%, 01/1/2025, Call 04/4/2016	120,871
500,000	County of Jefferson, AGM, 5.25%, 10/1/2048, Call 10/1/2023	556,665
	County of Jefferson, AGM-CR
270,000	5.25%, 1/1/2023, Call 04/4/2016	272,635
1,810,000	4.75%, 1/1/2025, Call 04/4/2016	1,823,141
1,000,000	County of Jefferson, NATL-RE, 5.00%, 04/1/2024, Call 04/4/2016	1,012,260
1,000,000	Spring Hill College Educational Building Authority of Mobile, 5.88%, 04/15/2045, Call 04/15/2025	950,550
		5,238,332
	ARIZONA — 1.2%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	547,830
350,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025 [3]	354,939
	Industrial Development Authority of the City of Phoenix
755,000	7.00%, 7/1/2022, Call 07/1/2020	805,721
1,000,000	5.00%, 6/1/2042, Call 06/1/2022	1,084,150
500,000	7.50%, 7/1/2042, Call 07/1/2022 [4]	204,965
	Industrial Development Authority of the County of Pima
695,000	7.00%, 1/1/2022	695,646
500,000	6.75%, 3/1/2034, Call 03/1/2024	539,900
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022	349,455
1,000,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	1,124,040
1,000,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	1,180,500
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,405,350
		8,292,496
	CALIFORNIA — 12.9%
1,000,000	Beaumont Financing Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,082,810

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
$1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 04/4/2016	$958,300
500,000	California Health Facilities Financing Authority, 5.00%, 08/15/2043, Call 08/15/2025	579,155
1,500,000	California Housing Finance Agency, 4.80%, 08/1/2036, Call 04/4/2016 [1]	1,501,575
	California Municipal Finance Authority
405,000	5.00%, 2/1/2021, Call 02/1/2017	422,079
570,000	5.00%, 2/1/2021, Call 02/1/2017	589,676
200,000	6.63%, 1/1/2032, Call 01/1/2022	221,054
500,000	7.00%, 6/1/2034, Call 06/1/2022	577,690
500,000	5.75%, 10/1/2034, Call 10/1/2021	539,585
275,000	5.00%, 4/1/2035, Call 04/1/2025	302,657
905,000	5.00%, 10/1/2035, Call 10/1/2022	926,539
150,000	5.00%, 4/1/2041, Call 04/1/2025	163,632
	California Pollution Control Financing Authority
1,000,000	5.00%, 7/1/2037, Call 07/1/2022 1 3	1,096,480
1,000,000	5.00%, 11/21/2045, Call 07/1/2017 [3]	1,023,640
700,000	California Pollution Control Financing Authority, FGIC, 4.75%, 12/1/2023, Call 06/1/2017 [1]	733,509
	California School Finance Authority
350,000	6.75%, 11/1/2045, Call 11/1/2024 [3]	367,003
980,000	7.00%, 6/1/2047, Call 06/1/2020	1,073,737
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,168,560
	California Statewide Communities Development Authority
1,150,000	5.40%, 11/1/2027, Call 11/1/2017	1,195,839
500,000	5.15%, 7/1/2030, Call 07/1/2017	505,025
500,000	5.13%, 7/15/2031, Call 07/15/2017	532,235
140,000	6.00%, 11/1/2032, Call 11/1/2020	146,075
1,000,000	1.19%, 4/1/2036, Call 03/3/2016 [2]	856,340
230,000	6.25%, 11/1/2042, Call 11/1/2020	240,679
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,170,753

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.50%, 12/1/2054, Call 12/1/2024	$1,095,520
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	980,968
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	220,200
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	516,485
1,000,000	City of Pacifica, AMBAC, 5.38%, 01/1/2037, Call 04/4/2016	1,023,870
1,000,000	City of Roseville, 5.00%, 09/1/2037, Call 09/1/2016	1,017,810
1,020,000	City of San Juan Bautista, 6.00%, 10/1/2024, Call 10/1/2018	1,158,720
1,900,000	Coast Community College District, AGM, 5.00%, 08/1/2031, Call 08/1/2018	2,098,455
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	375,968
1,010,000	County of Imperial, 5.00%, 09/1/2036, Call 09/1/2025	1,125,261
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	279,833
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, Call 01/15/2025	954,860
1,000,000	5.00%, 1/15/2042, Call 01/15/2024	1,108,270
225,000	Glendale Redevelopment Agency Successor Agency, 5.50%, 12/1/2024, Call 12/1/2016	233,807
	Golden State Tobacco Securitization Corp.
815,000	4.50%, 6/1/2027, Call 06/1/2017	818,015
2,000,000	5.30%, 6/1/2037, Call 06/1/2022	1,887,860
2,500,000	5.13%, 6/1/2047, Call 06/1/2017	2,244,325
750,000	5.75%, 6/1/2047, Call 06/1/2017	725,138
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 09/1/2017	1,018,180
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,071,290
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,117,320

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
$450,000	Jurupa Unified School District, 5.00%, 09/1/2040, Call 09/1/2025	$483,939
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,080,860
500,000	Lancaster Redevelopment Agency Successor Agency, NATL-RE, 4.75%, 08/1/2027, Call 04/4/2016	510,295
750,000	Los Angeles Department of Water & Power, AGM-CR AMBAC, 5.00%, 07/1/2037, Call 07/1/2017	792,173
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	628,975
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	437,778
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	297,425
	National City Community Development Commission
500,000	5.75%, 8/1/2021	608,990
500,000	7.00%, 8/1/2032, Call 08/1/2021	627,045
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	174,627
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,137,640
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	265,195
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,736,350
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,335,860
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028, Call 09/1/2018	1,715,760
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,109,730
500,000	Rancho Santa Fe Community Services District, 5.50%, 09/1/2025, Call 09/1/2021	581,545
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	579,050

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
$733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 04/4/2016*[4]	$75,103
	Riverside County Redevelopment Successor Agency, AGM
695,000	5.00%, 10/1/2030, Call 10/1/2024	828,683
760,000	5.00%, 10/1/2032, Call 10/1/2024	890,636
1,390,000	Sacramento Area Flood Control Agency, BHAC, 5.30%, 10/1/2022, Call 10/1/2018	1,549,628
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,217,650
2,000,000	Sacramento Municipal Utility District, AGM, 5.00%, 08/15/2022, Call 08/15/2018	2,219,260
1,250,000	Sacramento Municipal Utility District, NATL-RE, 5.13%, 07/1/2029, Call 07/1/2016	1,271,037
1,930,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,108,062
1,000,000	San Francisco City & County Redevelopment Agency, 6.63%, 08/1/2041, Call 02/1/2021	1,213,010
2,000,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,203,100
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	35,024
1,125,000	San Jose Redevelopment Agency, NATL, 4.90%, 08/1/2033, Call 04/4/2016	1,143,461
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	549,400
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,101,933
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 7/1/2024	637,860
500,000	6.25%, 7/1/2024	638,345
465,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	518,229
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	551,907

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	CALIFORNIA (Continued)
$1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	$1,040,170
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	666,564
1,000,000	5.00%, 11/1/2033	1,189,090
970,000	Stockton Public Financing Authority, NATL-RE, 4.50%, 08/1/2031, Call 04/4/2016	928,309
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,127,660
1,000,000	Temecula Redevelopment Agency, NATL-RE, 5.25%, 08/1/2036, Call 04/4/2016	1,003,540
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 6/1/2037, Call 03/21/2016	475,460
1,000,000	5.13%, 6/1/2046, Call 03/21/2016	954,560
1,080,000	Tustin Community Redevelopment Agency, 5.00%, 09/1/2032, Call 09/1/2018	1,196,251
1,000,000	Washington Township Health Care District, 5.00%, 07/1/2032, Call 07/1/2017	1,032,880
1,000,000	Westminster Redevelopment Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,195,660
		87,712,491
	COLORADO — 3.6%
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	720,450
500,000	5.00%, 12/1/2043, Call 12/1/2023	525,765
1,000,000	Cimarron Metropolitan District, 6.00%, 12/1/2022, Call 10/31/2017	1,005,880
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	503,470
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025 [3]	530,170
550,000	4.75%, 4/1/2030, Call 04/1/2022	588,692
485,000	6.75%, 4/1/2040, Call 04/1/2018 [3]	500,103

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	COLORADO (Continued)
$500,000	6.25%, 11/1/2040, Call 11/1/2020	$513,865
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
500,000	4.00%, 10/1/2039, Call 10/1/2024	506,525
500,000	5.13%, 12/1/2039, Call 12/1/2019	529,835
	Colorado Health Facilities Authority
1,350,000	6.75%, 6/1/2032, Call 06/1/2022 [4]	1,086,750
2,650,000	5.00%, 1/15/2035, Call 01/15/2026	3,108,768
1,000,000	7.75%, 8/1/2039, Call 08/1/2019	1,100,140
500,000	8.00%, 8/1/2043, Call 02/1/2024	600,730
2,000,000	5.00%, 5/15/2045, Call 05/15/2025	2,250,300
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	556,130
1,000,000	Colorado International Center Metropolitan District No. 3, 6.50%, 12/1/2035, Call 12/1/2016	1,013,130
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,616,985
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	264,737
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	386,010
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, Call 09/1/2020	176,013
480,000	0.00%	294,974
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	254,403
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,100,789
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	779,865
225,000	Maher Ranch Metropolitan District 004, AGC, 5.25%, 12/1/2036, Call 12/1/2017	230,492
10,000	Mount Carbon Metropolitan District, 6.89%, 06/1/2043	5,995

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	COLORADO (Continued)
$1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	$1,119,215
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,125,320
1,475,000	Southlands Metropolitan District No. 1, AGC, 5.25%, 12/1/2034, Call 12/1/2017	1,553,249
		24,548,750
	CONNECTICUT — 0.3%
250,000	Connecticut Housing Finance Authority, 4.75%, 11/15/2035, Call 11/15/2019	261,840
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 04/4/2016 [1]	493,525
1,000,000	Mohegan Tribe of Indians of Connecticut, 5.25%, 01/1/2033, Call 04/18/2016 [3]	952,760
		1,708,125
	DELAWARE — 0.1%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025 [3]	1,011,610

	FLORIDA — 5.6%
970,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	1,028,646
930,000	Beeline Community Development District, 7.00%, 05/1/2037, Call 05/1/2018	972,194
960,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	1,003,469
1,250,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 04/4/2016	1,250,000
935,000	Capital Trust Agency, Inc., 5.35%, 07/1/2029, Call 07/1/2020	1,019,075
1,000,000	Citizens Property Insurance Corp., 6.00%, 06/1/2016	1,014,620
	City of Lakeland
540,000	5.00%, 9/1/2037, Call 09/1/2022	591,694
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,709,985

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	FLORIDA (Continued)
$1,000,000	City of Miami, NATL-RE, 5.00%, 01/1/2022, Call 01/1/2017	$1,035,980
1,650,000	City of Port Saint Lucie, NATL-RE, 5.00%, 07/1/2027, Call 07/1/2017	1,739,826
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	514,490
1,395,000	County of Miami-Dade FL Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,568,733
190,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	189,250
	Florida Development Finance Corp.
750,000	6.25%, 7/1/2034, Call 07/1/2024	789,203
2,000,000	7.63%, 6/15/2041, Call 06/15/2021	2,360,560
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,142,170
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	507,385
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023 [1]	1,053,720
	Lake Ashton Community Development District
220,000	5.00%, 5/1/2025	232,626
460,000	5.00%, 5/1/2037, Call 05/1/2025	462,070
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,723,966
710,000	Lakewood Ranch Stewardship District, 4.88%, 05/1/2045, Call 05/1/2025	723,128
	Lee County Industrial Development Authority
1,000,000	5.00%, 11/15/2029, Call 05/15/2017	1,036,730
100,000	5.75%, 6/15/2042, Call 06/15/2022	106,722
915,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	933,977
390,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 05/1/2023	393,284

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	FLORIDA (Continued)
	Miami Beach Health Facilities Authority
$1,500,000	4.25%, 11/15/2034, Call 11/15/2019	$1,525,950
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,117,710
500,000	Miami-Dade County Industrial Development Authority, 5.00%, 09/15/2034, Call 09/15/2024	536,415
1,000,000	Northern Palm Beach County Improvement District, 5.00%, 08/1/2034, Call 08/1/2024	1,024,950
	Palm Beach County Health Facilities Authority
525,000	6.75%, 6/1/2024, Call 06/1/2022	617,127
850,000	5.00%, 12/1/2031, Call 12/1/2024	971,915
500,000	5.00%, 11/1/2043, Call 11/1/2022	538,860
255,000	Panther Trails Community Development District, 5.60%, 05/1/2036, Call 05/1/2016	255,451
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	896,048
1,500,000	Seminole Tribe of Florida, Inc., 5.25%, 10/1/2027, Call 10/1/2017 [3]	1,565,745
940,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 04/4/2016	940,855
500,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	518,705
970,000	Wentworth Estates Community Development District, 5.63%, 05/1/2037, Call 04/4/2016	970,475
490,000	West Villages Improvement District, 5.50%, 05/1/2037, Call 04/4/2016	490,132
		38,073,841
	GEORGIA — 1.0%
250,000	City of Atlanta Water & Wastewater Revenue, AGM, 5.25%, 11/1/2034, Call 11/1/2019	281,360
1,000,000	Fulton County Development Authority, 6.50%, 04/1/2043, Call 04/1/2023	1,016,860

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	GEORGIA (Continued)
	Fulton County Residential Care Facilities for the Elderly Authority
$500,000	5.00%, 7/1/2029, Call 07/1/2017	$505,775
1,000,000	5.13%, 7/1/2042, Call 07/1/2017	1,006,390
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	850,410
250,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	262,840
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	538,645
1,325,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,456,082
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	675,414
		6,593,776
	GUAM — 0.8%
250,000	Guam Department of Education, 6.88%, 12/1/2040, Call 12/1/2020	274,857
	Guam Government Waterworks Authority
500,000	5.25%, 7/1/2033, Call 07/1/2023	566,200
1,000,000	5.00%, 7/1/2035, Call 07/1/2024	1,115,280
450,000	5.63%, 7/1/2040, Call 07/1/2020	497,511
	Territory of Guam
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,572,788
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,226,660
		5,253,296
	HAWAII — 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	530,140

	IDAHO — 0.2%
	Idaho Housing & Finance Association
1,225,000	5.00%, 7/15/2027, Call 07/15/2019	1,359,333
250,000	6.00%, 6/1/2038, Call 06/1/2018	258,973
		1,618,306

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	ILLINOIS — 4.1%
$500,000	Chicago Board of Education, 7.00%, 12/1/2044, Call 12/1/2025	$439,935
2,500,000	Chicago O'Hare International Airport, 5.00%, 01/1/2046, Call 01/1/2025	2,841,900
475,000	Chicago Transit Authority, 5.25%, 12/1/2030, Call 12/1/2021	529,801
	City of Chicago
800,000	5.25%, 1/1/2035, Call 01/1/2021	795,208
500,000	5.50%, 1/1/2040, Call 01/1/2025	500,305
5,000	City of Chicago, AMBAC, 5.00%, 01/1/2042, Call 04/4/2016	5,001
1,500,000	County of Cook, 6.50%, 10/15/2040, Call 10/15/2020	1,446,420
	Illinois Finance Authority
700,000	5.00%, 8/15/2026, Call 08/15/2020	790,601
485,000	5.00%, 11/1/2027, Call 11/1/2019	547,148
665,000	6.38%, 11/1/2029, Call 05/1/2019	780,776
600,000	5.75%, 10/1/2032, Call 10/1/2022	654,108
1,000,000	5.00%, 8/1/2033, Call 08/1/2024	1,159,140
500,000	7.75%, 8/15/2034, Call 08/15/2019	602,660
1,000,000	5.00%, 4/1/2036, Call 04/4/2016	998,700
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,050,440
1,665,000	5.00%, 12/1/2036, Call 12/1/2016	1,676,805
500,000	5.63%, 2/15/2037, Call 04/4/2016	500,045
1,030,000	5.75%, 11/15/2037, Call 11/15/2017	1,118,683
1,000,000	6.88%, 8/15/2038, Call 08/15/2019	1,207,350
550,000	5.00%, 9/1/2042, Call 09/1/2024	604,081
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,097,820
500,000	Illinois Finance Authority, AGC, 5.25%, 08/15/2033, Call 08/15/2018	540,115
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	279,285
435,000	Lombard Public Facilities Corp., 2.10%, 01/1/2036, Call 04/4/2016 [4]	133,754
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	534,355
	Railsplitter Tobacco Settlement Authority

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
780,000	5.25%, 6/1/2021	920,923
	MUNICIPAL BOND (Continued)
	ILLINOIS (Continued)
$1,000,000	6.25%, 6/1/2024, Call 06/1/2016	$1,014,970
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,337,540
175,000	State of Illinois, 5.00%, 03/1/2037, Call 03/1/2022	182,457
470,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	516,868
875,000	Village of Bellwood, XLCA, 4.50%, 12/1/2029, Call 12/1/2016	879,961
1,000,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	1,009,590
		27,696,745
	INDIANA — 0.6%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/20221	650,560
1,000,000	Hospital Authority of Delaware County, 5.13%, 08/1/2029, Call 08/1/2016	1,020,360
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,099,630
	Indiana Finance Authority
500,000	6.00%, 12/1/2019	326,415
500,000	6.00%, 12/1/2026, Call 06/1/2020	301,135
250,000	5.25%, 11/1/2039, Call 11/1/2019	278,247
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023 [1]	561,260
		4,237,607
	IOWA — 0.9%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,093,740
2,500,000	4.75%, 8/1/2042, Call 08/1/2022	2,510,350
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	280,460
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	543,360
650,000	Iowa Student Loan Liquidity Corp., 5.50%, 12/1/2025, Call 12/1/2019	718,725
	Iowa Tobacco Settlement Authority
800,000	5.60%, 6/1/2034, Call 06/1/2017	800,688
170,000	5.38%, 6/1/2038, Call 04/4/2016	165,573
		6,112,896

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	KANSAS — 0.2%
$500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/1/2017	$501,470
1,000,000	University of Kansas Hospital Authority, 5.00%, 09/1/2045, Call 09/1/2025	1,132,940
		1,634,410
	KENTUCKY — 0.5%
2,000,000	Kentucky Economic Development Finance Authority, 5.00%, 01/1/2045, Call 07/1/2025	2,199,500
1,000,000	Kentucky Housing Corp., 5.63%, 05/1/2045, Call 05/1/2025	1,016,020
		3,215,520
	LOUISIANA — 1.0%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,307,152
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	569,325
	Louisiana Local Government Environmental Facilities & Community Development Auth
1,000,000	6.75%, 11/1/2032, Call 11/1/2017	1,075,450
500,000	6.50%, 11/1/2035, Call 11/1/2020	586,235
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	593,270
1,000,000	5.00%, 5/15/2035, Call 05/15/2025	1,115,940
1,000,000	6.50%, 7/1/2036, Call 07/1/2023 [1]	1,120,500
140,000	5.25%, 5/15/2038, Call 05/15/2017	148,007
360,000	5.25%, 5/15/2038, Call 05/15/2017	374,274
		6,890,153
	MAINE — 0.1%
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	471,274
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 04/4/2016 [1]	502,215
		973,489

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	MARYLAND — 1.1%
$1,000,000	City of Baltimore, XLCA, 5.00%, 09/1/2032, Call 09/1/2016	$1,012,380
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,743,152
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 8/15/2038, Call 08/15/2023	3,046,059
1,000,000	5.00%, 7/1/2040, Call 07/1/2025	1,112,250
500,000	5.00%, 7/1/2045, Call 07/1/2025	553,615
		7,467,456
	MASSACHUSETTS — 0.3%
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	446,652
500,000	5.85%, 12/1/2042 [2]	578,475
	Massachusetts Educational Financing Authority
300,000	5.50%, 1/1/2022, Call 01/1/2020	340,986
480,000	6.00%, 1/1/2028, Call 01/1/2020	511,334
		1,877,447
	MICHIGAN — 1.3%
250,000	City of Detroit Water Supply System Revenue, NATL-RE, 4.50%, 07/1/2025, Call 07/1/2016 [2]	251,120
475,000	City of Detroit, SAW, 5.00%, 11/1/2030, Call 11/1/2020	511,029
1,000,000	Garden City Hospital Finance Authority, 5.00%, 08/15/2038, Call 08/15/2017	1,065,050
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	292,462
	Michigan Finance Authority
275,000	5.00%, 6/1/2029, Call 06/1/2019	275,358
500,000	5.00%, 7/1/2035, Call 07/1/2025	569,110
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,629,481
250,000	Michigan State Hospital Finance Authority, 5.63%, 11/15/2029, Call 11/15/2019	287,082
	Michigan Strategic Fund
810,000	6.75%, 7/1/2022 1 3	841,768
1,000,000	5.59%, 8/1/2029 [2]	1,019,250

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	MICHIGAN (Continued)
$975,000	8.50%, 12/1/2030, Call 12/1/2023 1 3	$952,195
945,000	4.13%, 7/1/2045, Call 07/1/2018 [2]	966,461
500,000	Summit Academy, 6.38%, 11/1/2035, Call 04/4/2016	500,440
		9,160,806
	MINNESOTA — 0.6%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	258,370
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,183,550
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,512,509
280,000	Minnesota Higher Education Facilities Authority, 5.00%, 04/1/2035, Call 04/1/2026	326,729
415,000	Saint Paul Housing & Redevelopment Authority, 5.50%, 09/1/2043, Call 09/1/2020	433,941
100,000	Township of Baytown, 5.75%, 08/1/2042, Call 08/1/2016	102,306
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	587,265
		4,404,670
	MISSOURI — 0.5%
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	279,103
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 6/1/2034, Call 06/1/2020	920,521
1,050,000	6.00%, 2/1/2041, Call 02/1/2021	1,164,460
1,000,000	Health & Educational Facilities Authority of the State of Missouri, AGM, 5.13%, 11/15/2023, Call 11/15/2018	1,113,470
		3,477,554
	NEBRASKA — 0.5%
	Central Plains Energy Project
2,500,000	5.00%, 9/1/2032, Call 09/1/2022	2,784,300
250,000	5.25%, 9/1/2037, Call 09/1/2022	278,038
		3,062,338

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	NEVADA — 0.6%
$1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 06/15/2018 [3]	$1,065,760
700,000	County of Clark, 5.00%, 07/1/2030, Call 01/1/2020	785,757
275,000	Henderson Local Improvement Districts, 5.15%, 09/1/2020, Call 09/1/2016	272,759
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,089,500
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025 [3]	605,567
		3,819,343
	NEW JERSEY — 0.6%
	New Jersey Economic Development Authority
500,000	5.13%, 9/15/2023, Call 08/20/2022 [1]	554,685
280,000	6.00%, 10/1/2034, Call 10/1/2024	288,691
500,000	6.63%, 1/1/2037, Call 04/4/2016	500,000
500,000	New Jersey Health Care Facilities Financing Authority, 5.75%, 07/1/2037, Call 07/1/2018	520,685
1,000,000	New Jersey Higher Education Student Assistance Authority, 5.25%, 06/1/2020, Call 06/1/2019	1,110,930
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,089,060
		4,064,051
	NEW MEXICO — 0.6%
920,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 04/4/2016 [1]	920,533
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	879,652
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,097,918
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020 [3]	1,118,796
		4,016,899

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	NEW YORK — 3.6%
$400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	$458,516
500,000	Build NYC Resource Corp., 5.50%, 09/1/2045, Call 09/1/2025 [3]	544,375
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	734,760
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/1/2017	1,538,475
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 09/1/2016	1,014,400
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,224,080
2,000,000	5.38%, 11/15/2040, Call 11/15/2024 [3]	2,188,160
1,000,000	5.00%, 11/15/2044, Call 11/15/2024 [3]	1,066,820
1,500,000	7.25%, 11/15/2044, Call 11/15/2024 [3]	1,818,540
	New York State Dormitory Authority
400,000	4.00%, 5/1/2033, Call 05/1/2023	400,476
1,000,000	5.00%, 2/15/2034, Call 02/15/2019	1,111,380
500,000	4.25%, 5/1/2042, Call 05/1/2023	501,770
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,129,170
	Onondaga Civic Development Corp.
235,000	5.00%, 7/1/2040, Call 07/1/2025	257,177
500,000	5.00%, 7/1/2045, Call 07/1/2025	543,495
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	678,872
2,500,000	5.00%, 10/15/2041, Call 10/15/2025	2,926,750
265,000	6.00%, 12/1/2042, Call 12/1/2020	312,188
1,000,000	Seneca Nation Indians Capital Improvements Authority, 5.00%, 12/1/2023, Call 06/1/2017 [3]	1,025,600
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,756,560

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	NEW YORK (Continued)
	TSASC, Inc.
$1,405,000	5.00%, 6/1/2034, Call 06/1/2016	$1,356,921
735,000	5.13%, 6/1/2042, Call 06/1/2016	676,244
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	851,520
		24,116,249
	NORTH CAROLINA — 0.8%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,110,070
	North Carolina Medical Care Commission
2,000,000	5.00%, 12/1/2033, Call 12/1/2022	2,320,400
1,220,000	5.00%, 11/1/2034, Call 11/1/2016	1,255,953
500,000	5.60%, 10/1/2036, Call 10/1/2016	506,535
		5,192,958
	OHIO — 1.1%
1,500,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 06/1/2017	1,375,200
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,018,200
500,000	County of Allen, 5.00%, 06/1/2038, Call 06/1/2020	552,490
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,182,870
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	509,745
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,112,330
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 04/4/2016 1 2	1,000,220
500,000	Toledo-Lucas County Port Authority, 5.38%, 12/1/2035, Call 04/4/2016	500,560
		7,251,615
	OREGON — 0.2%
1,000,000	Oregon State Facilities Authority, 5.00%, 04/1/2045, Call 04/1/2025	1,125,840

	PENNSYLVANIA — 1.6%
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,128,990

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	PENNSYLVANIA (Continued)
$95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	$101,217
1,210,000	Capital Region Water, AGM, 5.00%, 07/15/2018, Call 04/4/2016	1,214,356
280,000	Chester County Industrial Development Authority, 5.38%, 10/15/2042, Call 10/15/2022	291,206
200,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	253,612
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	298,650
	Hospitals & Higher Education Facilities Authority of Philadelphia
1,000,000	5.50%, 7/1/2026, Call 07/1/2017	1,028,540
1,000,000	5.63%, 7/1/2036, Call 07/1/2022	1,084,890
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	340,924
	Pennsylvania Economic Development Financing Authority
500,000	6.25%, 10/15/2023, Call 10/15/2019	576,450
250,000	6.40%, 12/1/2038, Call 09/1/2025	225,962
600,000	Pennsylvania Higher Educational Facilities Authority, 5.80%, 07/1/2030, Call 07/1/2020	645,906
	Philadelphia Authority for Industrial Development
500,000	8.00%, 1/1/2033, Call 01/1/2023	572,525
500,000	6.88%, 6/15/2033, Call 06/15/2023	566,045
1,000,000	Scranton Parking Authority, 5.25%, 06/1/2039, Call 06/1/2017	1,003,500
1,625,000	Susquehanna Area Regional Airport Authority, 6.50%, 01/1/2038, Call 01/1/2018 [1]	1,738,311
		11,071,084
	RHODE ISLAND — 0.4%
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 9/1/2033, Call 09/1/2023	1,076,180
1,000,000	8.38%, 1/1/2046, Call 01/1/2021	1,184,380

44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	RHODE ISLAND (Continued)
$500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	$570,785
		2,831,345
	SOUTH CAROLINA — 0.2%
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,204,790

	SOUTH DAKOTA — 0.2%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,400,478

	TENNESSEE — 0.9%
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	563,705
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,361,898
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 7/1/2038, Call 07/1/2020	577,835
2,000,000	5.00%, 8/15/2042, Call 08/15/2022	2,178,740
465,000	Knox County Health Educational & Housing Facility Board, 5.25%, 05/1/2025, Call 11/1/2024	473,779
1,000,000	Tennessee Energy Acquisition Corp., 5.63%, 09/1/2026	1,164,880
		6,320,837
	TEXAS — 4.3%
500,000	Austin Convention Enterprises, Inc., XLCA, 5.25%, 01/1/2019, Call 01/1/2017	512,970
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	609,775
1,000,000	Central Texas Turnpike System, 5.00%, 08/15/2042, Call 08/15/2024	1,105,930
500,000	City of Houston, 5.25%, 09/1/2028, Call 09/1/2021	572,615
	City of Houston Airport
250,000	5.50%, 7/1/2034, Call 07/1/2018	275,360
750,000	5.00%, 7/15/2035, Call 07/15/2025 [1]	799,072

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	TEXAS (Continued)
	Clifton Higher Education Finance Corp.
$500,000	5.00%, 8/15/2042, Call 08/15/2022	$532,950
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,531,770
850,000	Dallas Area Rapid Transit, 5.25%, 12/1/2038, Call 12/1/2018	943,687
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,135,030
360,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	438,203
480,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	511,685
	New Hope Cultural Education Facilities Corp.
500,000	4.75%, 4/1/2034, Call 04/1/2024	523,770
1,000,000	5.00%, 4/1/2039, Call 04/1/2024	1,056,860
1,250,000	5.00%, 7/1/2047, Call 07/1/2025	1,338,700
1,500,000	New Hope Cultural Education Facilities Corp., AGM, 5.00%, 04/1/2046, Call 04/1/2024	1,642,890
500,000	North Texas Tollway Authority, 6.00%, 01/1/2028, Call 01/1/2019	570,400
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021	884,960
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 8/1/2021	1,178,480
290,000	5.50%, 8/1/2027	357,422
2,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2038, Call 05/15/2023	2,274,240
2,000,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,855,280
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	666,067
125,000	6.25%, 12/15/2026	152,522
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	564,670

45

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	TEXAS (Continued)
$500,000	5.00%, 12/15/2031, Call 12/15/2022	$555,220
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 6/30/2032, Call 06/30/2020	1,240,480
1,345,000	7.00%, 6/30/2040, Call 06/30/2020	1,629,172
1,000,000	Town of Little Elm, 7.15%, 09/1/2027, Call 03/1/2018	1,048,260
	Town of Westlake
500,000	5.50%, 9/1/2025	507,520
200,000	6.13%, 9/1/2035, Call 09/1/2025	202,592
1,995,000	Tyler Health Facilities Development Corp., 5.38%, 11/1/2037, Call 11/1/2017	2,047,788
		29,266,340
	VERMONT — 0.1%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	519,670

	VIRGIN ISLANDS — 0.1%
420,000	Virgin Islands Public Finance Authority, 6.75%, 10/1/2037, Call 10/1/2019	472,601
115,000	Virgin Islands Public Finance Authority, NATL, 4.25%, 10/1/2029, Call 10/1/2016	116,424
		589,025
	VIRGINIA — 0.4%
789,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018, Call 03/21/2016 [4]	509,315
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	450,816
1,000,000	Lower Magnolia Green Community Development Authority, 5.00%, 03/1/2045, Call 03/1/2025 [3]	1,011,060
	Roanoke Economic Development Authority, AGM
245,000	5.00%, 7/1/2038, Call 07/1/2020	269,392
5,000	5.00%, 7/1/2038, Call 07/1/2020 [2]	5,865

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	VIRGINIA (Continued)
	Virginia Small Business Financing Authority
$100,000	6.00%, 1/1/2037, Call 07/1/2022 [1]	$115,988
130,000	5.50%, 1/1/2042, Call 07/1/2022 [1]	144,426
		2,506,862
	WASHINGTON — 0.9%
	King County Public Hospital District No. [4]
705,000	5.00%, 12/1/2038, Call 12/1/2025	714,186
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,100,430
525,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	696,874
370,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 03/21/2016	369,993
	Washington Health Care Facilities Authority
500,000	5.70%, 12/1/2032, Call 12/1/2017	543,065
1,820,000	5.00%, 3/1/2038, Call 03/1/2025	2,079,914
500,000	Washington Health Care Facilities Authority, AGC, 5.00%, 12/1/2036, Call 12/1/2016	513,280
		6,017,742
	WISCONSIN — 0.7%
	State of Wisconsin Finance Authority
500,000	5.75%, 2/1/2035, Call 02/1/2025	490,375
500,000	5.75%, 4/1/2042, Call 04/1/2022	508,735
165,000	6.00%, 7/15/2042, Call 07/15/2022	179,533
450,000	5.50%, 3/1/2045, Call 03/1/2025 [3]	453,173
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,592,792
	Wisconsin Health & Educational Facilities Authority
500,000	5.25%, 8/15/2021, Call 08/15/2016	510,250
400,000	5.50%, 8/15/2030, Call 08/15/2020	462,980
505,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	532,543
		4,730,381

46

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

Principal Amount		Value
	MUNICIPAL BOND (Continued)
	WYOMING — 0.1%
$500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	$566,955
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	250,604
		817,559
	TOTAL MUNICIPAL BOND
	(Cost $352,830,784)	377,655,322

Number of Shares
	CLOSED-END MUTUAL FUND — 1.4%
	UNITED STATES — 1.4%
8,184	BlackRock Long-Term Municipal Advantage Trust	94,934
53,753	BlackRock MuniVest Fund, Inc.	569,782
31,817	BlackRock MuniYield Quality Fund, Inc.	507,163
87,593	Deutsche Municipal Income Trust	1,207,032
72,299	Dreyfus Municipal Income, Inc.	684,672
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	1,070,420
6,700	Dreyfus Strategic Municipals, Inc.	58,558
23,539	DTF Tax-Free Income, Inc.	359,441
19,205	Invesco Advantage Municipal Income Trust II	232,765
17,008	Invesco Municipal Opportunity Trust	232,159
11,819	Invesco Trust for Investment Grade Municipals	160,857
8,573	Neuberger Berman Intermediate Municipal Fund, Inc.	140,337
37,184	Pioneer Municipal High Income Advantage Trust	499,009
100,236	Pioneer Municipal High Income Trust	1,359,200
108,457	Western Asset Managed Municipals Fund, Inc.	1,578,049
31,149	Western Asset Municipal Partners Fund, Inc.	511,155
		9,265,533
	TOTAL CLOSED-END MUTUAL FUND
	(Cost $8,634,864)	9,265,533

Number of Shares		Value
	OPEN-END MUTUAL FUND — 27.8%
	UNITED STATES — 27.8%
2,249,989	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares	$32,354,849
14,086,674	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	156,221,213
		188,576,062
	TOTAL OPEN-END MUTUAL FUND
	(Cost $186,691,279)	188,576,062

	LIMITED PARTNERSHIP — 0.1%
	UNITED STATES — 0.1%
	Anchorage Illiquid Opportunities II LP*	524,543

	TOTAL LIMITED PARTNERSHIP
	(Cost $—)	524,543

	SHORT-TERM INVESTMENTS — 11.3%
76,842,439	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%[4]	76,842,439

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $76,842,439)	76,842,439

	TOTAL INVESTMENTS — 96.3%
	(Cost $624,999,366)	652,863,899
	Other assets less liabilities — 3.7%	25,408,061

	TOTAL NET ASSETS — 100.0%	$678,271,960

*	Non-income producing security.

[1]	AMT eligible security.

[2]	Variable, floating, or step rate security.

[3]	144A restricted security.

[4]	Security is in default.

[5]	The rate is the annualized seven-day yield at period end.

47

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of February 29, 2016

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

CR – Costa Rica

FGIC – Financial Guaranty Insurance Corporation

LP – Limited Partnership

See accompanying Notes to Financial Statements.

48

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of February 29, 2016

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 77.5%
	ALTERNATIVE DIVERSIFIERS — 39.3%
865,790	AQR Managed Futures Strategy Fund - R6 Class	$9,194,692
641,452	ASG Managed Futures Strategy Fund - Y Class	7,190,680
510,841	Gateway Fund - Y Class	14,793,950
387,972	The Arbitrage Fund - Institutional Class	5,043,633
328,084	The Merger Fund - Institutional Class	4,973,753
815,145	Vanguard Ltd.-Term Tax-Exempt Fund - Admiral Class	9,039,959
		50,236,667
	CORE DIVERSIFIERS — 38.2%
332,642	FPA Crescent Fund	9,792,972
1,039,979	GMO Benchmark-Free Allocation Fund - III	24,397,907
950,557	JPMorgan Global Allocation Fund - Select Class	14,610,068
		48,800,947
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $100,080,001)	99,037,614

	SHORT-TERM INVESTMENTS — 21.7%
27,671,895	JPMorgan Prime Money Market Fund - Agency Shares, 0.01%[1]	27,671,895

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $27,671,895)	27,671,895

	TOTAL INVESTMENTS — 99.2%
	(Cost $127,751,896)	126,709,509
	Other assets less liabilities — 0.8%	1,019,625

	TOTAL NET ASSETS — 100.0%	$127,729,134

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

49

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

As of February 29, 2016

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund*	Defensive Allocation Fund**
ASSETS:
Investments, at value (cost $385,880,281, $624,999,366 and $127,751,896, respectively)	$383,025,551	$652,863,899	$126,709,509
Cash	4,736,084	—	—
Private Fund Investment Paid in Advance	—	20,000,000	—
Foreign currency, at value (cost $391,189)	392,793	—	—
Deposits at Brokers for Futures	508,094	—	—
Receivables:
Fund shares sold	838,880	759,313	1,082,973
Dividends and interest	625,085	5,681,907	12,398
Other prepaid expenses	62,980	26,657	9,168
Total assets	390,189,467	679,331,776	127,814,048

LIABILITIES:
Written options outstanding, at value (premiums received $580,734)	444,850	—	—
Payables:
Due to Custodian	—	13,580	—
Investments purchased	—	595,336	5,207
Return of securities lending collateral	7,220,816	—	—
Fund shares redeemed	190,060	100,030	—
Variation margin	278,647	—	—
Due to Adviser	144,290	184,179	7,570
Accrued fund accounting fees	45,357	47,767	9,181
Accrued administrative servicing fees	8,706	15,926	2,271
Accrued custody fees	46,083	3,995	3,300
Accrued fund administration fees	26,668	34,312	2,848
Accrued transfer agent fees and expenses	6,310	6,190	5,950
Accrued Trustees' fees	9,170	9,170	9,170
Accrued Chief Compliance Officer fees	1,333	1,333	1,333
Accrued other expenses	113,310	47,998	38,084
Total liabilities	8,535,600	1,059,816	84,914

NET ASSETS	$381,653,867	$678,271,960	$127,729,134

50

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of February 29, 2016

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund*	Defensive Allocation Fund**
NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$394,091,567	$647,115,600	$128,780,925
Accumulated net investment income (loss)	550,282	3,045,535	(20,889)
Accumulated net realized gain (loss) on investments	(9,983,478)	246,292	11,485
Net unrealized appreciation (depreciation) on:
Investments	(2,854,730)	27,864,533	(1,042,387)
Foreign currency	(7,011)	—	—
Futures contracts	(278,647)	—	—
Written options	135,884	—	—
NET ASSETS	$381,653,867	$678,271,960	$127,729,134

ADVISOR SHARES:
Net assets applicable to outstanding shares	$381,653,867	$678,271,960	$127,729,134
Shares issued and outstanding	36,338,856	66,304,380	13,070,885
Net asset value per share	$10.50	$10.23	$9.77

*	Commenced operations as of the close of business on July 1, 2015.

**	Commenced operations as of the close of business on December 14, 2015.

See accompanying Notes to Financial Statements.

51

ASPIRIANT TRUST

STATEMENTS OF OPERATIONS

For the Periods Ended February 29, 2016

	Risk-Managed Global Equity Fund	Risk-Managed Municipal Bond Fund*	Defensive Allocation Fund**
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $252,406, $0 and $0, respectively)	$8,561,374	$2,059,912	$68,515
Interest	21,993	12,221,351	8,584
Securities lending income	360,301	—	—
Miscellaneous Income	11,061	494	—
Total investment income	8,954,729	14,281,757	77,099

EXPENSES:
Advisory fees	2,395,034	1,404,406	14,953
Custody fees	204,008	12,137	3,300
Legal fees	146,213	35,125	7,597
Administrative services fees	370,622	369,708	14,945
Trustees' fees and expenses	70,946	36,670	9,170
Fund accounting fees	156,120	118,895	9,181
Fund administration fees	167,759	153,779	5,572
Chief Compliance Officer fees	56,162	10,301	3,398
Audit fees	68,207	40,500	34,500
Transfer agent fees and expenses	53,382	24,393	8,155
Registration fees	77,379	15,163	199
Insurance fees	21,113	7,825	—
Shareholder reporting fees	42,377	19,006	4,307
Miscellaneous	72,029	6,551	1,524
Total expenses	3,901,351	2,254,459	116,801
Less: expenses waived	(144,281)	(258,652)	(10,459)
Net expenses	3,757,070	1,995,807	106,342
Net investment income (loss)	5,197,659	12,285,950	(29,243)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(10,989,607)	246,292	11,485
Foreign currency translations	(179,297)	—	—
Futures contracts	(942,638)	—	—
Purchased options	(5,559,865)	—	—
Written options	10,058,061	—	—
Total net realized gain (loss)	(7,613,346)	246,292	11,485
Net change in unrealized appreciation (depreciation) on:
Investments	(30,764,419)	8,687,961	(1,042,387)
Foreign currency translations	10,675	—	—
Futures contracts	(405,655)	—	—
Purchased options	873,383	—	—
Written options	(50,616)	—	—
Total net change in unrealized appreciation (depreciation)	(30,336,632)	8,687,961	(1,042,387)
Net realized and unrealized gain (loss)	(37,949,978)	8,934,253	(1,030,902)
Net Increase (Decrease) in Net Assets from Operations	$(32,752,319)	$21,220,203	$(1,060,145)

*	Commenced operations as of the close of business on July 1, 2015.

**	Commenced operations as of the close of business on December 14, 2015.

See accompanying Notes to Financial Statements.

52

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the Periods Ended February 29, 2016 and February 28, 2015

	Risk-Managed Global Equity Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 29, 2016*	Period Ended February 29, 2016**
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income (loss)	$5,197,659	$892,772	$12,285,950	$(29,243)
Net realized gain (loss) on investments and foreign currency	(7,613,346)	4,349,685	246,292	11,485
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(30,336,632)	6,913,557	8,687,961	(1,042,387)
Net increase/(decrease) in net assets resulting from operations	(32,752,319)	12,156,014	21,220,203	(1,060,145)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Shares	(11,756)	(721,294)	(9,240,415)	—
From net realized gains:
Advisor Shares	(7,625,877)	—	—	—
Total distributions to shareholders	(7,637,633)	(721,294)	(9,240,415)	—

CAPITAL SHARE TRANSACTIONS:
Advisor Shares:
Shares sold	276,764,514	109,441,445	733,092,287 ***	130,087,971
Shares issued for reinvestment of distributions	7,214,360	671,858	8,897,371	—
Shares redeemed	(163,685,376)	(22,100,408)	(75,697,486)	(1,298,692)
Net increase from capital share transactions	120,293,498	88,012,895	666,292,172	128,789,279

Total increase in net assets	79,903,546	99,447,615	678,271,960	127,729,134

53

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Periods Ended February 29, 2016 and February 28, 2015

	Risk-Managed Global Equity Fund		Risk-Managed Municipal Bond Fund		Defensive Allocation Fund
	Year Ended February 29, 2016	Year Ended February 28, 2015	Period Ended February 29, 2016*		Period Ended February 29, 2016**
NET ASSETS:
Beginning of year	$301,750,321	$202,302,706	$—		$—
End of year	$381,653,867	$301,750,321	$678,271,960		$127,729,134

Accumulated net investment income (loss)	$4,736,618	$(449,285)	$3,045,535		$(29,243)

TRANSACTIONS IN SHARES:
Advisor Shares:
Shares sold	24,958,430	9,677,616	72,861,033	***	13,203,069
Shares issued for reinvestment of distributions	652,293	60,041	879,971		—
Shares redeemed	(15,438,801)	(1,955,961)	(7,436,624)		(132,184)
Net increase	10,171,922	7,781,696	66,304,380		13,070,885

*	Commenced operations as of the close of business on July 1, 2015.

**	Commenced operations as of the close of business on December 14, 2015.

***	Includes paid-in capital and shares received via a non-taxable in-kind subscription merger.

See accompanying Notes to Financial Statements.

54

ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended February 29, 2016		Year Ended February 28, 2015	Period Ended February 28, 2014
Net asset value, beginning of year	$11.53		$11.00	$10.00

Income from Investment Operations:
Net investment income (loss)	0.15		0.04	0.00	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.99)		0.52	1.02
Total from investment operations	(0.84)		0.56	1.02

Less Distributions:
From net investment income	(0.00	)(1)	(0.03)	(0.02)
From net realized gain	(0.19)		—	—
Total distributions	(0.19)		(0.03)	(0.02)

Net asset value, end of year	$10.50		$11.53	$11.00

Total return	(7.33)%		5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)	$381,654		$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	1.05%		1.81%	2.20	%(3)
Expense waiver	(0.04)%		—	—
Total expenses after expense waiver	1.01%		1.81%	2.20	%(3)
Net investment income (loss)	1.40%		0.37%	(0.05	)%(3)
Portfolio turnover rate	83%		101%	43	%(2)

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

55

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income (loss)	0.20
Net realized and unrealized gain on investments and foreign currency	0.18
Total from investment operations	0.38

Less Distributions:
From net investment income	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$10.23

Total return	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.61	%(3)
Expense waiver	(0.07	)%(3)
Total expenses after expense waiver	0.54	%(3)
Net investment income (loss)	3.32	%(3)
Portfolio turnover rate	0	%(2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

56

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income (loss)	0.00	(1)
Net realized and unrealized loss on investments and foreign currency	(0.23)
Total from investment operations	(0.23)

Net asset value, end of period	$9.77

Total return	(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)	$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.78	%(3)
Expense waiver	(0.07	)%(3)
Total expenses after expense waiver	0.71	%(3)
Net investment income (loss)	(0.20	)%(3)
Portfolio turnover rate	0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS

February 29, 2016

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following three diversified portfolios: Aspiriant Risk-Managed Global Equity Fund (the “Global Equity Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (formerly known as Aspiriant Income Opportunities Fund, the “Municipal Bond Fund”), which commenced operations on July 1, 2015, and Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”, together with the Global Equity Fund and the Municipal Bond Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on December 14, 2015. The Municipal Bond Fund commenced its operations after the conversion of the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Municipal Bond Fund. The Global Equity Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund and the Defensive Allocation Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Global Equity Fund - The investment objective of the Global Equity Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Global Equity Fund seeks to achieve its investment goal by investing at least 80% of its net assets in the equity securities of companies of any market capitalization. The Global Equity Fund holds a broad and diverse group of equity securities of companies in countries in developed and emerging markets. The Global Equity Fund also invests in securities that provide exposure to equity securities.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indices. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds and may, to a limited extent, invest in separately managed accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (e.g., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Derivatives

Enhanced disclosure about the Funds’ derivative and hedging activities can be found in Note 8.

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

i.	Written Options

The Funds may write call options on a portion of their stock holdings in an effort to enhance returns with premiums received in connection with its option writing activity. The Funds may also write call or put options in conjunction with purchasing call or put options to enhance returns. Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Trust’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

During the period ended February 29, 2016, the Municipal Bond Fund and Defensive Allocation Fund have not written any option contracts. The premium amount and the number of option contracts written by the Global Equity Fund during the year ended February 29, 2016, were as follows:

	Number of Contracts	Premium Amount
Call options outstanding at March 1, 2015	14,483	$1,588,404
Put options outstanding at March 1, 2015	810	666,056
Call options written	101,498	11,900,907
Put options written	7,371	6,306,954
Call options closed	(104,670)	(12,908,577)
Put options closed	(8,181)	(6,973,010)
Options outstanding at February 29, 2016	11,311	$580,734

ii.	Purchased Options

The Funds may purchase index put options below the current value of the applicable index to reduce the Funds’ exposure to market risk and volatility. Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with Trust’s policy on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If a purchased option expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Derivatives (Continued)

from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

During the period ended February 29, 2016, the Municipal Bond Fund and Defensive Allocation Fund have not purchased any option contracts. The average number of purchased options contracts outstanding for Global Equity Fund during the year ended February 29, 2016 was 15,164 contracts.

iii.	Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities and to equitize their cash flows. Investments in stock index futures may increase or decrease exposure to a particular market. A stock index future obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and its basis in the contract.

During the period ended February 29, 2016, the Municipal Bond Fund and Defensive Allocation Fund have not held or entered into any futures contracts. During the year ended February 29, 2016, the Global Equity Fund entered into 1,227 futures contracts. The monthly average volume of futures contracts held by the Global Equity Fund was 135 contracts.

(c)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Global Equity Fund‘s assets and liabilities:

Assets	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,887,382	$—	$3,887,382
Austria	—	96,190	—	96,190
Belgium	—	1,103,195	—	1,103,195
Bermuda	4,767,265	382,572	—	5,149,837
Brazil	277,819	—	—	277,819
Canada	6,068,212	—	—	6,068,212
Cayman Islands	142,647	1,506,856	—	1,649,503
Chile	798,083	—	—	798,083
China	747,001	541,211	—	1,288,212
Curacao	118,802	—	—	118,802
Denmark	126,981	1,489,105	—	1,616,086
Faroe Islands	—	55,737	—	55,737
Finland	—	850,291	—	850,291
France	158,516	5,623,882	—	5,782,398
Germany	175,202	4,873,396	—	5,048,598
Guernsey	1,728,796	—	—	1,728,796
Hong Kong	146,477	1,323,480	—	1,469,957
India	215,885	—	—	215,885
Indonesia	138,027	—	—	138,027
Ireland	3,055,800	119,205	—	3,175,005
Isle of Man	—	79,620	—	79,620
Israel	676,757	213,877	—	890,634
Italy	—	1,552,838	—	1,552,838
Japan	1,789,975	20,596,781	—	22,386,756
Jersey	677,414	471,820	—	1,149,234
Liberia	61,950	—	—	61,950
Luxembourg	—	12,749	—	12,749
Malta	—	110,129	—	110,129
Netherlands	680,502	2,443,333	—	3,123,835
New Zealand	—	123,288	—	123,288
Norway	—	42,595	—	42,595
Panama	503,532	—	—	503,532
Philippines	181,959	—	—	181,959
Puerto Rico	143,614	—	—	143,614
Singapore	436,082	512,847	—	948,929
Spain	—	1,367,932	—	1,367,932
Sweden	—	2,422,532	—	2,422,532

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	Total
Common Stock (Continued)
Switzerland	$1,584,254	$4,910,158	$—	$6,494,412
Taiwan	3,896,060	—	—	3,896,060
Thailand	224,939	—	—	224,939
United Kingdom	2,501,535	11,335,760	—	13,837,295
United States	112,620,894	—	—	112,620,894
Virgin Islands (British)	284,836	—	—	284,836
Exchange Traded Fund	46,480,466	—	—	46,480,466
Open-End Mutual Fund	60,180,877	—	—	60,180,877
Preferred Stock
Germany	—	394,068	—	394,068
Short-Term Investments	7,220,816	55,770,747	—	62,991,563
Total Assets	$258,811,975	$124,213,576	$—	$383,025,551

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$(444,850)	$—	$—	$(444,850)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$(278,647)	$—	$—	$(278,647)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Municipal Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Municipal Bond	$—	$377,655,322	$—	$377,655,322
Closed-End Mutual Fund	9,265,533	—	—	9,265,533
Open-End Mutual Fund	188,576,062	—	—	188,576,062
Limited Partnership	—	524,543	—	524,543
Short-Term Investments	76,842,439	—	—	76,842,439
Total Assets	$274,684,034	$378,179,865	$—	$652,863,899

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of February 29, 2016, in valuing the Defensive Allocation Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Alternative Diversifiers	$50,236,667	$—	$—	$50,236,667
Core Diversifiers	48,800,947	—	—	48,800,947
Short-Term Investments	27,671,895	—	—	27,671,895
Total Assets	$126,709,509	$—	$—	$126,709,509

As of February 29, 2016, the Funds did not hold any Level 3 securities. For the period ended February 29, 2016, there were no transfers among levels.

(d)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on February 29, 2016.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The Funds receive cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments of cash collateral received from the borrower.

For the period ended February 29, 2016, the Municipal Bond Fund and Defensive Allocation Fund had not participated in a securities lending program. The Global Equity Fund’s securities on loan were appropriately collateralized at February 29, 2016. Cash collateral received as part of the Global Equity Fund’s securities lending program was invested in the following securities as of February 29, 2016:

Description	Value
Repurchase Agreement with Natixis, New York, 0.40% *	$2,000,000
Repurchase Agreement with Merrill Lynch, Pierce, Fenner & Smith Inc., 0.30% *	2,702,389
Total	$4,702,389

*	The rate shown is the annualized 7-day yield as of February 29, 2016.

As of February 29, 2016 the Global Equity Fund held non-cash collateral in the amount of $2,518,427 which consisted of U.S. Treasury Securities.

The Global Equity Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended February 29, 2016, the Global Equity Fund paid $154,410 to JPM from securities lending revenue.

65

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)	Distributions to Shareholders

The Municipal Bond Fund intends to pay dividends from net investment income at least quarterly. The Global Equity Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(h)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(i)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(j)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three

66

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(k)	Federal Income Taxes (Continued)

years. As of and during the period ended February 29, 2016, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Global Equity Fund – Under the Administration Agreement, the Global Equity Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective August 1, 2015, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. For the period from August 1, 2015 to October 31, 2015, the Adviser voluntarily agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.05% of average daily net assets. Effective November 1, 2015 through the remainder of the fiscal year, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the year ended February 29, 2016, the Adviser voluntarily waived $144,281 under the Administration Agreement.

Effective November 1, 2015 under the Advisory Agreement, the Global Equity Fund pays the Adviser at an annual rate of 0.50% of average daily net assets. For the period from August 1, 2015 to November 1, 2015, the Global Equity Fund paid the adviser at an annual rate of 0.60% of average daily net assets under the Advisory Agreement. For the period from May 1, 2015 to August 1, 2015, the Global Equity Fund paid the Adviser at an annual rate of 0.75% of average daily net assets under the Advisory Agreement. Prior to May 1, 2015, the Global Equity Fund paid the Adviser at an annual rate of 0.95% of average daily net assets under the Advisory Agreement.

Municipal Bond Fund – Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective July 1, 2015, upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. Effective July 1, 2015 through the remainder of the fiscal year, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Municipal Bond Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the period ended February 29, 2016, the Adviser voluntarily waived $258,652 under the Administration Agreement.

67

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Effective November 1, 2015, under the Advisory Agreement, the Municipal Bond Fund pays the Adviser at an annual rate of 0.35% of average daily net assets. Prior to November 1, 2015, the Municipal Bond Fund paid the Adviser at an annual rate of 0.42% of average daily net assets under the Advisory Agreement.

Defensive Allocation Fund – Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. Effective December 14, 2015 upon commencement of operations, the Adviser has agreed to voluntarily waive a portion of the fee under the Administration Agreement that is not subject to recoupment. Effective December 14, 2015 through the remainder of the fiscal year, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Defensive Allocation Fund was incurring a net expense at a rate of 0.03% of average daily net assets. For the period ended February 29, 2016, the Adviser voluntarily waived $10,459 under the Administration Agreement.

Under the Advisory Agreement, the Defensive Allocation Fund pays the Adviser at an annual rate of 0.10% of average daily net assets.

The Adviser, the Global Equity Fund and the Municipal Bond Fund have entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has agreed to pay or absorb the ordinary operating expenses of each Fund (which excludes any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of each Fund) to the extent necessary to limit the annualized operating expenses for the Global Equity Fund’s Advisor Shares to 2.25% and the Municipal Bond Fund to 1.00% of each Fund’s average daily net asset value (the “Expense Limitation”). The Defensive Allocation Fund is not subject to an expense limitation and reimbursement agreement. In consideration of the Adviser’s agreement to limit each Fund’s expenses, each Fund will carry forward the amount of expenses paid or absorbed in excess of the Expense Limitation for a period not to exceed two years from the end of the fiscal year in which they were incurred and will reimburse the Adviser such amounts, but only to the extent it does not cause each Fund’s ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of February 29, 2016, there were no amounts waived or assumed that are subject for recoupment by Adviser by each Fund.

(b) Sub-Advisory Fees

AQR Capital Management, LLC serves as the sub-adviser for the global equity strategy of the Global Equity Fund. Parametric Risk Advisors, LLC (“PRA”) serves as the sub-adviser for the options overlay strategy of the Global Equity Fund. Aperio Group, LLC and Equity Investment Corporation serve as the sub-advisers for the quality strategy of the Global Equity Fund. Nuveen Asset Management, LLC serves as the sub-adviser of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

68

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICES PROVIDERS (Continued)

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general fund management; supervising the maintenance of each individual fund’s general ledger, the preparation of the funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective July 1, 2015, each Trustee, other than those affiliated with the Adviser, receives an annual retainer of $35,000, plus reimbursement of related expenses. In addition, the audit committee chair receives an annual retainer of $5,000. Prior to July 1, 2015, the annual retainer was $25,000.

4.	INVESTMENT TRANSACTIONS

For the period ended February 29, 2016, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, amounted to $352,539,232 and $278,441,508, respectively, for the Global Equity Fund, $280,240,345 and $35,013, respectively, for the Municipal Bond Fund, and $100,080,000, and $0, respectively, for the Defensive Allocation Fund.

5.	TRANSFER IN-KIND

On July 1, 2015, the Municipal Bond Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Municipal Bond Fund issued shares equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Municipal Bond Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The characteristics of the value received are presented as follows:

Fund	Paid-in-capital value received	Shares received	Character of value received	Value received
Municipal Bond Fund	$352,979,526	35,297,953	Investment securities at cost	$277,288,372
Total	$352,979,526	35,297,953	Net unrealized appreciation on investments	19,176,572
			Cash	54,792,719
			Receivables for sales of investments	344,032
			Payables for purchases of investments	(2,593,930)
			Other assets	3,971,761
			Total	$352,979,526

69

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

6.	COMMITMENTS

The Municipal Bond Fund has a commitment to invest up to $3,000,000 in a limited partnership that it obtained from the transfer in kind with the Private Fund. To date, the Municipal Bond Fund has invested $2,154,136, including investment by the Private Fund, and has a net outstanding commitment of $845,864 as of February 29, 2016.

7.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 29, 2016, the Global Equity Fund, Municipal Bond Fund and Defensive Allocation Fund had $8,864,905, $0 and $0, respectively, of post-October capital losses which are deferred until March 1, 2016 for tax purposes.

As of February 29, 2016 the Global Equity Fund, Municipal Bond Fund and Defensive Allocation Fund had $0, $0 and $69,914, respectively, of qualified late-year ordinary losses, which are deferred until fiscal year 2017 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of each Fund’s next taxable year.

At February 29, 2016, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Cost of investments	$387,043,350	$624,999,366	$127,751,896

Gross unrealized appreciation	23,174,284	30,594,965	591,234
Gross unrealized depreciation	(27,192,083)	(2,730,432)	(1,633,621)

Net unrealized appreciation on investments	$(4,017,799)	$27,864,533	$(1,042,387)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. Theses reclassifications have no effect on net assets or net asset value per share. For the period ended February 29, 2016, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized loss as follows.

Global Equity Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$664,729	$(4,186,336)	$3,521,607

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

7.	FEDERAL TAX INFORMATION (Continued)

Municipal Bond Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$—	$—	$—

Defensive Allocation Fund:

Increase (Decrease)
Paid in Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(8,354)	$8,354	$—

As of February 29, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Global Equity Fund	Municipal Bond Fund	Defensive Allocation Fund
Undistributed ordinary income	$705,603	$89,133	$49,025
Undistributed tax-exempt income	—	3,000,509	—
Undistributed long-term capital gains	—	202,185	11,485
Tax Accumulated earnings	705,603	3,291,827	60,510
Accumulated capital and other losses	(8,956,711)	—	(69,914)
Unrealized appreciation/(depreciation) on investments	(4,017,799)	27,864,533	(1,042,387)
Unrealized depreciation on futures contracts and written options	(168,793)	—	—
Total accumulated earnings/(deficit)	$(12,437,700)	$31,156,360	$(1,051,791)

As of February 29, 2016 the Defensive Allocation Fund has not paid any distributions.

The tax character of the distributions paid by the Global Equity Fund during the years ended February 29, 2016 and 2015 were as follows:

	2016	2015
Distributions paid from:
Ordinary Income	$11,756	$721,294
Net long term capital gains	7,625,877	—
Total taxable distributions	7,637,633	721,294
Total distributions paid	$7,637,633	$721,294

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

7.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the period ended February 29, 2016 is as follows:

2016
Distributions paid from:
Ordinary Income	$—
Net long term capital gains	—
Total taxable distributions	—
Tax-Exempt Dividends	9,240,415
Total distributions paid	$9,240,415

8.	OTHER DERIVATIVE INFORMATION

(a)	Derivative Investment Holdings Categorized by Risk Exposure

During the period ended February 29, 2016, the Municipal Bond Fund and Defensive Allocation Fund did not hold any derivative investments. The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Global Equity Fund’s derivative contracts by primary risk exposure as of February 29, 2016:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value	Statement of Assets and Liabilities location	Fair Value
Equity price risk*	Purchased options outstanding, at value	$—	Written options outstanding, at value	$(444,850)
			Variation margin	(278,647)

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

For the year ended February 29, 2016, the effect of derivative contracts on the Global Equity Fund’s Statement of Operations was as follows:

	Statement of Operations
Risk exposure category	Derivative Instrument	Realized gain (loss) on derivatives recognized in income	Change in unrealized appreciation (depreciation) on derivatives recognized in income
Equity price risk	Purchased Options	$(5,559,865)	$873,383
Equity price risk	Written Options	10,058,061	(50,616)
Equity price risk	Futures Contracts	(942,638)	(405,655)

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ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

February 29, 2016

9.	SUBSEQUENT EVENTS

On April 25, 2016, the Adviser notified PRA of its intentions to terminate the options overlay strategy in the Global Equity Fund. The Adviser is working with PRA to conclude the investment strategy in an orderly manner.

Management has evaluated the events and transactions through the date the financial statements were issued and, aside from the event noted above, determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

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ASPIRIANT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Aspiriant Trust:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Aspiriant Trust, comprising the Aspiriant Risk-Managed Global Equity Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Municipal Bond Fund (each, a “Fund’’, collectively, the “Funds”) as of February 29, 2016, and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 29, 2016, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of February 29, 2016, the results of their operations for the periods then ended, and the changes in net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
April 29, 2016

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ASPIRIANT TRUST

OTHER INFORMATION

February 29, 2016 (Unaudited)

APPROVAL OF ADVISORY AGREEMENT FOR ASPIRIANT DEFENSIVE ALLOCATION FUND

At a meeting held on July 23, 2015, the Board of Trustees of Aspiriant Trust (the “Trust”) considered the proposed advisory agreement with Aspiriant, LLC (the “Adviser”), on behalf of Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”).

After the initial two-year term, the agreement must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Defensive Allocation Fund and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to continue the agreement for an additional one-year term. In preparation for such meetings, the Board will request and review a wide variety of information from the Adviser.

Prior to and at the July meeting at which the Trustees considered the agreement, the Trustees requested and reviewed materials from the Adviser to help the Trustees evaluate the proposed fee of the Adviser and other aspects of the agreement. Representatives from the Adviser provided overviews of their advisory business and discussed their investment personnel, investment processes, and investment experience. The representatives discussed the services to be provided under the agreement and the proposed fee structure of the Defensive Allocation Fund. The Board discussed the written materials, the Adviser’s oral presentations, and any other relevant information that the Board received, and considered the approval of the agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

Based on the Trustees’ deliberations and evaluation of the information they received, the Trustees concluded that the Adviser’s proposed fee is fair and reasonable in light of the services to be provided by the Adviser and approved the agreement.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services to be provided by the Adviser to the Defensive Allocation Fund, the Board reviewed, among other things, the Adviser’s personnel, experience, and compliance program, noting that it had conducted its annual review of the Adviser at its April 2015 meeting. The Board considered the background and experience of the Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers who will be responsible for the day-to-day management of the Defensive Allocation Fund. The Board also reviewed information pertaining to the Adviser’s organizational structure, investment operations, and other relevant information, including information it had received at its April 2015 meeting relating to the financial condition of the Adviser to determine whether adequate resources were available to provide a high level of service to the Defensive Allocation Fund. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Defensive Allocation Fund by the Adviser.

Performance

The Board reviewed the investment performance of the Adviser in managing other accounts and further discussed its expertise in managing investment pools. The Board concluded that, within the context of its full deliberations, the Defensive Allocation Fund should be in a position to benefit from the expertise of the Adviser in managing other investment pools.

Cost of Services

The Board reviewed the proposed advisory fee, including comparative information. The Board concluded that the proposed fee was fair and reasonable in light of the services that the Defensive Allocation Fund expects to receive.

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ASPIRIANT TRUST

OTHER INFORMATION (Continued)

February 29, 2016 (Unaudited)

Profitability

The Board reviewed information about the estimated profitability of the Defensive Allocation Fund to the Adviser, noting that the Adviser does not expect to make a profit during the Fund’s first fiscal year, and determined that it would evaluate profitability at a future meeting.

Economies of Scale

The Board considered the potential for economies of scale and determined that it would re-evaluate as assets increase.

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Global Equity Fund designate income dividends of 100% as qualified dividend income paid during the fiscal year ended February 29, 2016.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 29, 2016, dividends paid by the Global Equity Fund, which are not designated as capital gain distributions, should be multiplied by 100% to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Global Equity Fund, hereby designates $7,625,877 as long-term capital gains distributed during the year ended February 29, 2016.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $9,240,415, or the amount determined to be necessary, for the period ended February 29, 2016.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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ASPIRIANT TRUST

EXPENSE EXAMPLE

February 29, 2016 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2015 to February 29, 2016 for the Global Equity Fund and the Municipal Bond Fund, and from December 14, 2015 (commencement of operations) to February 29, 2016 for the Defensive Allocation Fund.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

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ASPIRIANT TRUST

EXPENSE EXAMPLE (Continued)

February 29, 2016 (Unaudited)

Risk-Managed Global Equity Fund	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2015 to February 29, 2016(1)
Actual	$1,000.00	$973.10	0.89%	$4.35
Hypothetical	$1,000.00	$1,020.59	0.89%	$4.45

Risk-Managed Municipal Bond Fund	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio(1)	Expense Paid During the Period from September 1, 2015 to February 29, 2016(1)
Actual	$1,000.00	$1,030.30	0.56%	$2.82
Hypothetical	$1,000.00	$1,022.23	0.56%	$2.80

Defensive Allocation Fund	Beginning Account Value December 14, 2015	Ending Account Value February 29, 2016	Annualized Expense Ratio	Expense Paid During the Period from December 14, 2015 to February 29, 2016
Actual	$1,000.00	$977.00	0.78%(2)	$1.63(2)
Hypothetical	$1,000.00	$1,021.09	0.78%(3)	$3.93(3)

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/366 (to reflect the half-year period).

(2)

Expenses are equal to the annualized expense ratios for the period from December 14, 2015 (commencement of operations) through February 29, 2016, multiplied by the average account value over the period, multiplied by 77/366 (to reflect the partial period).

(3)

Expenses are equal to the annualized expense ratios for the period from December 14, 2015 (commencement of operations) through February 29, 2016, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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ASPIRIANT TRUST

TRUSTEES AND OFFICERS

February 29, 2016 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. Le Roy Age 68	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	3	Advisors Series Trust (12/08-11/10)
Robert D. Taylor Age 54	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	3	None
Karyn Williams Age 51	Trustee	Indefinite; since 2012	Chief Investment Officer (2015-present) and Head of Insurance Investments (2013-2015), Farmers Insurance Group; Institutional Investment Consultant, Wilshire Associates Incorporated (2001-2013)	3	None

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

79

ASPIRIANT TRUST

TRUSTEES AND OFFICERS (Continued)

February 29, 2016 (Unaudited)

Interested Trustees and Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Robert J. Francais* Age 50	Trustee/President	Indefinite; since 2012	Chief Executive Officer, Aspiriant, LLC (2010-present); Chief Operating Officer, Aspiriant, LLC (2008-2009)	3	None
Robert M. Wagman* Age 64	Trustee/Chairman	Indefinite; since 2013	Retired (2015-present), Managing Director of Investment Management Services, Aspiriant, LLC (2013-2015)	3	None
John Allen Age 44	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)	n/a	n/a
Michael H. Kossman Age 51	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC	n/a	n/a
Bret Magpiong Age 52	Treasurer, Principal Financial Officer, Secretary	Indefinite; since 2015	Chief Practice Officer (2016- present), Chief Financial Officer (2012-present), Aspiriant, LLC; Chief Personal Financial Officer (2009-2011), SASCO	n/a	n/a
Benjamin Schmidt Age 39	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015)	n/a	n/a

*	Mr. Francais and Mr. Wagman are “interested persons” of the Trust as defined in the 1940 Act because they are employees of the Adviser.

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ASPIRIANT RISK-MANAGED GLOBAL EQUITY FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

Each a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

AQR Capital Management, LLC
Two Greenwich Plaza, 3rd Floor
Greenwich, CT 06830

Parametric Risk Advisors
274 Riverside Avenue
Westport, CT 06880

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Equity Investment Corporation
3007 Piedmont Road, NE Suite 200
Atlanta, GA 30305

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.” Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last two fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 28, 2015	$45,300
Fiscal year ended February 29, 2016	$114,000

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 28, 2015	None
Fiscal year ended February 29, 2016	None

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 28, 2015	$8,200
Fiscal year ended February 29, 2016	$21,500

(d) All Other Fees.

Fiscal year ended February 28, 2015	None
Fiscal year ended February 29, 2016	None

The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 28, 2015	None
Fiscal year ended February 29, 2016	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: 100% of these fees were approved by the Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(b) Not applicable.
(c) Not applicable.
(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	May 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	May 4, 2016

By	/s/ Brad Magpiong
Title	Brad Magpiong, Treasurer and Principal Financial Officer

Date	May 4, 2016